As filed with the U.S. Securities and Exchange Commission on March 4, 2003
                                                              File No. 033-69798
                                                               File No. 811-8058
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               [X]

         Pre-Effective Amendment No. __                               [ ]

         Post-Effective Amendment No. 12                              [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [ ]
         Amendment No. 14                                             [X]

                        (Check appropriate box or boxes.)

                         THE NOAH INVESTMENT GROUP, INC.
                         -------------------------------
               (Exact Name of Registrant as Specified in Charter)

                  975 Delchester Road, Newtown Square, PA 19073
                  ---------------------------------------------
               (Address of Principal Executive Office) (Zip Code)

        Registrant's Telephone Number, including Area Code (215) 651-0460
        -----------------------------------------------------------------

                         William L. Van Alen, Jr., Esq.
                         ------------------------------
                  975 Delchester Road, Newtown Square, PA 19073
                     (Name and Address of Agent for Service)

                                 With Copies to:

                          Mr. Merrill R. Steiner, Esq.
                          ----------------------------
                      Stradley, Ronon, Stevens & Young, LLP
                            2600 One Commerce Square
                             Philadelphia, PA 19103

                               Mr. David D. Jones
                               ------------------
                        Citco-Quaker Fund Services, Inc.
                        1288 Valley Forge Road, Suite 88
                             Valley Forge, PA 19482

It is proposed that this filing will become effective (check appropriate box):

[X]  immediately upon filing pursuant to paragraph (b)
[ ]  on [               ] pursuant to paragraph (b)
[ ]  60 days after filing pursuant to paragraph (a)(1)
[ ]  on (date) pursuant to paragraph (a)(1)
[ ]  75 days after filing pursuant to paragraph (a)(2)
[ ]  on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

THE NOAH FUND FAMILY
--------------------------------------------------------------------------------

                                     [LOGO]

                                   PROSPECTUS
                               DATED MARCH 3, 2003
--------------------------------------------------------------------------------

NOAH FUND LARGE-CAP GROWTH PORTFOLIO (FORMERLY THE NOAH FUND)
NOAH FUND SELECT VALUE EQUITY PORTFOLIO
NOAH FUND SELECT VALUE EQUITY & INCOME PORTFOLIO
NOAH FUND FIXED INCOME PORTFOLIO
NOAH FUND GLOBAL PRECIOUS METALS PORTFOLIO
NOAH FUND 4 KIDS PORTFOLIO

As a matter of fundamental policy, none of the NOAH FUNDS will invest in any business, or in the securities of any business, that is engaged, either directly or through a subsidiary, in the alcoholic beverage, tobacco, pornography and/or gambling industries, nor will the Funds invest in any company that is in the business of aborting life before birth. If a Fund has invested in a company that is later discovered to be in violation of this policy, the Fund will promptly liquidate its holdings in such company.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

                                   YOUR GUIDE
                               TO THE PROSPECTUS

This Prospectus is designed to help you make an informed decision about whether investing in the NOAH FUNDS is appropriate for you. Please read it carefully before investing and keep it on file for future reference.

To make this Prospectus easy for you to read and understand, we have divided it into five sections. Each section is organized to help you quickly identify the information you are looking for.

The first section, Our Funds, describes each Fund's investment objective, investment strategies and policies, primary investment risks, and the likely costs of investing in that Fund. In particular, this section tells you five important things about each Fund you should know before you invest:

     o Each Fund's investment objective - what each Fund is trying to achieve.

     o Each Fund's principal investment strategies - how each Fund tries to meet its investment objective.

     o The investment selection process used by each Fund - how each Fund chooses its primary investments.

     o Risks you should be aware of - the principal risks of investing in each Fund; and

     o    The past performance, fees and annual operating expenses of each Fund.

The other three sections of the Prospectus - Who Manages Our Funds, How to Buy and Sell Shares, and Additional Information - provide you with detailed information about how each Fund is managed, the services and privileges that are available to you, how shares are priced, how to buy and sell shares, and other meaningful information about our Funds.

At the NOAH FUNDS, we believe that it is consistent with Judeo-Christian Principles for each member of the NOAH FUND family to take a moral stance with respect to its investments. Accordingly, as a matter of fundamental policy, none of the NOAH FUNDS will invest in any business, or in the securities of any business, that is engaged, either directly or through a subsidiary, in the alcoholic beverage, tobacco, pornography and/or gambling industries, nor will any NOAH FUND invest in any company that is in the business of aborting human life before birth.

The Funds offered by this Prospectus are each separate series of The NOAH Investment Group, Inc. Each Fund is advised by Polestar Management Company, and each Fund employs a sub-advisor, not affiliated with Polestar Management, that provides day-to-day investment management services.

                                   OUR FUNDS

NOAH FUND LARGE-CAP GROWTH PORTFOLIO (FORMERLY THE NOAH FUND)
--------------------------------------------------------------------------------

THE FUND'S INVESTMENT OBJECTIVE

The Fund's investment objective is capital growth, consistent with the preservation of invested capital (adjusted for inflation), and current income. The Fund's investment objective is not fundamental and may be changed by vote of the Board of Directors. If the Fund's investment objective is changed, you will be notified at least 30 days in advance.

--------------------------------------------------------------------------------

THE FUND'S PRINCIPAL INVESTMENT STRATEGIES

o investing in accordance with the Fund's biblical principles, which prohibits the Fund from knowingly investing in any business, or in the securities of any business, that is engaged, either directly or through a subsidiary, in the alcoholic beverage, tobacco, pornography and/or gambling industries, nor will the Fund invest in any company that is in the business of aborting life before birth;

o normally investing at least 80% of the Fund's assets in common stocks of companies with large market capitalizations (over $6 billion);

o    holding from 60 to 200 stocks in the Fund's investment portfolio;

o maintaining an investment portfolio that has, on average, a higher price/earnings ratio and lower yield than the S&P 500(R) Index;

o investing in companies with strong fundamentals, increasing sales and earnings, a conservative balance sheet and reasonable expectations of continuing earnings increases; and

o    reducing capital gains taxes by controlling portfolio turnover.

--------------------------------------------------------------------------------

THE PRINCIPAL RISKS OF INVESTING IN THE FUND

o GENERAL RISK- As is the case with most investments, you may lose money by investing in the Fund.

o STOCK MARKET RISK- The Fund is exposed to the risks of investing in common stocks, including price risk and credit risk.

o GROWTH RISKS- The Fund invests in companies that appear to be growth-oriented companies. If the Fund's perceptions of a company's growth potential are wrong, the securities purchased may not perform as expected, reducing the Fund's return.

o MORAL POLICY RISK- The Fund will not invest in certain companies based on activities conducted that violate the Fund's moral criteria. Accordingly, the Fund will not have as many investment options available to it as a fund that does not have such restrictions. The Fund will promptly liquidate its holdings in a company that is discovered to be in violation of such restrictions, which could result in a loss to the Fund.

--------------------------------------------------------------------------------

The Fund is appropriate for investors who want:

o Capital appreciation and are willing to accept moderate stock market volatility;
o    To invest in large capitalization companies with an emphasis on "growth;"
o    The potential for some current income; and
o    To invest in accordance with Judeo-Christian principles.

HOW HAS THE FUND PERFORMED IN THE PAST?
---------------------------------------
The following bar chart and table help show the risks of investing in the Fund by showing changes in the Fund's yearly performance over the lifetime of the Fund. They also compare the Fund's performance to the performance of the S&P 500(R) Index and Russell 1000(R)** Growth Index during each period. You should be aware that the Fund's past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

ANNUAL RETURNS FOR PERIODS ENDING DECEMBER 31
================================================================================

[BAR CHART]

1997 RETURN         33.57%

1998 RETURN         51.33%

1999 RETURN         30.56%

2000 RETURN        -28.25%

2001 RETURN        -23.27%

2002 RETURN        -25.02

================================================================================
BEST QUARTER    4TH QUARTER, 1998    34.67%
WORST QUARTER   4TH QUARTER, 2000    -24.82%
================================================================================

**The S&P 500(R) Index is a widely recognized, unmanaged index of the 500 largest capitalization companies in the United States. The Russell 1000(R) Growth Index is an unmanaged index measuring the growth component of the Russell 1000(R) Index which measures the performance of the 1,000 largest U.S. companies based on total market capitalization. Both indexes assume reinvestment of all dividends and distributions and do not reflect any asset-based charges for investment management or other expenses. One cannot invest directly in an index.

AVERAGE ANNUAL TOTAL RETURNS
(FOR PERIODS ENDING ON DECEMBER 31, 2002)(1)

------------------------------------------------------------------------------------------------
                                                                                    SINCE
FUND RETURNS                                     ONE YEAR(2)        FIVE YEARS      INCEPTION(3)
------------------------------------------------------------------------------------------------
Before-Tax Return                                (25.02)%          (3.99)%          2.43%
------------------------------------------------------------------------------------------------
After-Tax Return on Distributions                (25.02)%          (4.34)%          2.11%
------------------------------------------------------------------------------------------------
After-Tax Return on Distributions and Sale of
Fund Shares                                      (15.36)%          (2.88)%          2.18%
------------------------------------------------------------------------------------------------
S&P 500(R)Index (reflects no deduction for fees,
expenses or taxes)                               (22.10)%          (0.59)%          5.80%
------------------------------------------------------------------------------------------------
Russell 1000(R) Growth Index (reflects no
deduction for fees, expenses or taxes)           (27.89)%          (3.84)%          2.67%
------------------------------------------------------------------------------------------------

(1) The "after-tax returns" shown above are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state or local taxes. Your actual "after-tax" returns depend on your individual tax situation and may differ from the returns shown above. Also, "after-tax" return information is not relevant to shareholders who hold Fund shares through tax-deferred arrangements. The "after-tax" returns shown above reflect past tax effects and are not predictive of future tax effects. Returns do not reflect sales loads or commissions. If sales loads are commissions were included, returns would be lower.
(2) The 1 year return after taxes on distribution and sale of fund shares is higher than the 1 year return before taxes because the method of calculation assumes generally that you can use the short-term capital loss realized upon the sale of fund shares to offset income of the same tax character from other sources thereby reducing the amount of tax you otherwise might owe.
(3) The Fund commenced operations on May 17, 1996.

RISK/RETURN SUMMARY: FEE TABLE
------------------------------
The following table describes the expenses and fees that you may pay if you buy and hold shares of the Fund. Annual Fund Operating Expenses are paid out of the assets of the Fund, so their effect is included in the Fund's daily share price.

SHAREHOLDER FEES:
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)
-----------------------------------------

Maximum Sales Charge (Load) Imposed on Purchases................. 5.50%

Maximum Deferred Sales Charge (Load)............................. NONE

Maximum Sales Charge (Load) Imposed on Reinvested
Dividends And other Distributions................................ NONE

Redemption Fees(1)............................................... NONE

Exchange Fees.................................................... NONE

Understanding Expenses: Mutual funds generally pay third parties to provide the services that the fund needs to function properly including those for portfolio management, transfer agency and shareholder statements, accounting, tax reporting and other services. These expenses are paid from the Fund's assets in the form of a management fee, administrative fee, and other expenses. Their effect is factored into the Fund's daily share price and returns.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
Management Fees                                      1.00%
Distribution & Servicing (12b-1) Fees(2)             0.25%
Other Expenses                                       1.26%
Total Annual Fund Operating Expenses                 2.51%(3)

(1) You will be charged a fee of $10 on redemptions paid by wire transfer.
(2) Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
(3) The Fund's Advisor assumed as its own certain expenses otherwise payable by the Fund during the year. As a result of these actions, the Fund's net Total Annual Fund Operating Expenses were 2.20%.

EXAMPLE: This example is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses, without taking into consideration any fee waivers and expense reimbursements, remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

--------------------------------------------------------------------------------
ONE YEAR        THREE YEARS         FIVE YEARS           TEN YEARS
--------------------------------------------------------------------------------
$254            $781                $1,336               $2,846
--------------------------------------------------------------------------------

The above example does not include the $10 fee that you would have to pay if you redeemed your shares by wire transfer. Because the Fund does not charge a redemption fee except for wire transfers, you would pay the same fees set forth above even if you did not redeem your shares. The example also does not include the imposition of any front end sales charges. If such charges were included, your expenses would be higher.

NOAH FUND SELECT VALUE EQUITY PORTFOLIO
--------------------------------------------------------------------------------

THE FUND'S INVESTMENT OBJECTIVE

Long-term growth of capital. Current income is a less significant investment consideration and any such income realized will be considered of secondary importance to the Fund's investment objective. The Fund's investment objective is not fundamental and may be changed by vote of the Board of Directors. If the Fund's investment objective is changed, you will be notified at least 30 days in advance.

--------------------------------------------------------------------------------

THE FUND'S PRINCIPAL INVESTMENT STRATEGIES

o investing in accordance with the Fund's biblical principles, which prohibits the Fund from knowingly investing in any business, or in the securities of any business, that is engaged, either directly or through a subsidiary, in the alcoholic beverage, tobacco, pornography and/or gambling industries, nor will the Fund invest in any company that is in the business of aborting life before birth;
o normally investing at least 80% of the Fund's assets in U.S. common stocks of companies with mid to large market capitalizations (over $1 billion) (the mid-cap asset value range of more than $1 billion is set by the sub-advisor and is subject to periodic adjustment);
o    normally holding 20 to 60 stocks in the Fund's investment portfolio;
o maintaining an investment portfolio that has, on average, higher profitability, similar growth and lower valuations than the S&P 500(R) Index;
o utilizing a "value" strategy of investing in companies with strong fundamentals, high returns on capital, reasonable expectations for continuing profitability and growth, conservative balance sheets, increasing cash flows and competitive long-term advantages; and
o investing in companies whose market prices are low compared to the intrinsic value of the business.

--------------------------------------------------------------------------------

THE PRINCIPAL RISKS OF INVESTING IN THE FUND

o GENERAL RISK- As is the case with most investments, you may lose money by investing in the Fund.
o STOCK MARKET RISK- The Fund is exposed to the risks of investing in common stocks, including price risk and credit risk.
o VALUE RISKS- The Fund invests in companies that appear to be value-oriented companies. If the Fund's perceptions of a company's overall profitability, growth and value are wrong, the securities purchased may not perform as expected, reducing the Fund's return.
o MID-CAP RISKS- The Fund invests in smaller companies. Smaller companies may not have the resources, management depth and presence in the market of larger, more established companies and therefore may be riskier investments.
o MORAL POLICY RISK- The Fund will not invest in certain companies based on activities conducted that violate the Fund's moral criteria. Accordingly, the Fund will not have as many investment options available to it as a fund that does not have such restrictions. The Fund will promptly liquidate its holdings in a company that is discovered to be in violation of such restrictions, which could result in a loss to the Fund.

--------------------------------------------------------------------------------

The Fund is appropriate for investors who want:

o Capital appreciation and are willing to accept moderate stock market volatility;
o    Asset investment within a "value" oriented model;

o    The opportunity to realize modest current income; and
o    To invest in accordance with Judeo-Christian principles.

HOW HAS THE FUND PERFORMED IN THE PAST?
---------------------------------------
THIS IS A NEW FUND WITHOUT A PRIOR OPERATING HISTORY. ACCORDINGLY, PERFORMANCE INFORMATION IS NOT YET AVAILABLE.

RISK/RETURN SUMMARY: FEE TABLE
------------------------------
The following table describes the expenses and fees that you may pay if you buy and hold shares of the Fund. Annual Fund Operating Expenses are paid out of the assets of the Fund, so their effect is already included in the Fund's daily share price.

SHAREHOLDER FEES:
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)
-----------------------------------------

Maximum Sales Charge (Load) Imposed on Purchases..................5.50%

Maximum Deferred Sales Charge (Load)..............................NONE

Maximum Sales Charge (Load) Imposed on Reinvested
Dividends And other Distributions.................................NONE

Redemption Fees(1)................................................NONE

Exchange Fees.....................................................NONE

Understanding Expenses: Mutual funds generally pay third parties to provide the services that the fund needs to function properly including those for portfolio management, transfer agency and shareholder statements, accounting, tax reporting and other services. These expenses are paid from the Fund's assets in the form of a management fee, administrative fee, and other expenses. Their effect is factored into the Fund's daily share price and returns.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
Management Fees                                      1.00%
Distribution and Service (12b-1) Fees(2)             0.25%
Other Expenses                                       0.75%
Total Annual Fund Operating Expenses                 2.00%(3)

(1) You will be charged a fee of $10 on redemptions paid by wire transfer.
(2) Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
(3) Because this is a new Fund without an operating history, Total Annual Fund Operating Expense ratios are estimates for the Fund's first fiscal year.

EXAMPLE: This example is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses, without taking into consideration any fee waivers and expense reimbursements, remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

-----------------------------------------
ONE YEAR              THREE YEARS
-----------------------------------------
$203                  $627
-----------------------------------------

The above example does not include the $10 fee that you would have to pay if you redeemed your shares by wire transfer. Because the Fund does not charge a redemption fee except for wire transfers, you would pay the same fees set forth above even if you did not redeem your shares. The above example includes the imposition of front-end sales charges. For shareholders who are exempt from such charges, costs would be lower.

NOAH FUND SELECT VALUE EQUITY & INCOME PORTFOLIO
--------------------------------------------------------------------------------

THE FUND'S INVESTMENT OBJECTIVE

Long-term growth of capital. Current income is also a significant investment consideration and such income realized will be considered of equal importance to the Fund's investment objective. The Fund's investment objective is not fundamental and may be changed by vote of the Fund's Board of Directors. If the Fund's investment objective is changed, you will be notified at least 30 days in advance.

--------------------------------------------------------------------------------

THE FUND'S PRINCIPAL INVESTMENT STRATEGIES

o investing in accordance with the Fund's biblical principles, which prohibits the Fund from knowingly investing in any business, or in the securities of any business, that is engaged, either directly or through a subsidiary, in the alcoholic beverage, tobacco, pornography and/or gambling industries, nor will the Fund invest in any company that is in the business of aborting life before birth;
o normally investing at least 80% of the Fund's assets in U.S. common stocks of companies with market capitalizations of at least $250 million (the asset value range of more than $250 million is set by the sub-advisor and is subject to periodic adjustment);
o    holding from 20 to 60 stocks in the Fund's investment portfolio;
o maintaining an investment portfolio of companies showing significant income, sustainable profitability as measured by relatively high returns on capital, and continued earnings growth;
o utilizing a "value" strategy of investing in companies with strong fundamentals, steady growth of sales and earnings, a conservative balance sheet and reasonable expectations of continuing dividend increases; and
o investing in companies yielding significant income. Dividend yields must compare favorably to yields on the S&P 500(R) Index by providing at least twice the average income paid by the companies comprising the index.

--------------------------------------------------------------------------------

THE PRINCIPAL RISKS OF INVESTING IN THE FUND

o GENERAL RISK- As is the case with most investments, you may lose money by investing in the Fund.
o STOCK MARKET RISK- The Fund is exposed to the risks of investing in common stocks, including price risk and credit risk.
o VALUE RISKS- The Fund invests in companies that appear to be value-oriented companies. If the Fund's perceptions of a company's overall profitability, growth and value are wrong, the securities purchased may not perform as expected, reducing the Fund's return.
     o INCOME RISKS- The Fund invests in companies that historically have paid a significant dividend. Should those companies reduce or discontinue that practice, the value of the company to the portfolio will diminish, and the Fund's overall return will suffer.
o SMALL TO MEDIUM-CAP STOCK RISKS- The Fund may invest in companies with small to medium market capitalizations (generally less than $1 billion). Because these companies are relatively small compared to large-cap companies, may be engaged in business mostly within their own geographic region, and may be less well-known to the investment community, they can have more volatile share prices. Also, small companies often have less liquidity, less management depth, narrower market penetrations, less diverse product lines, and fewer resources than larger companies. As a result, their stock prices often react more strongly to changes in the marketplace.

o MORAL POLICY RISK- The Fund will not invest in certain companies based on activities conducted that violate the Fund's moral criteria. Accordingly, the Fund will not have as many investment options available to it as a fund that does not have such restrictions. The Fund will promptly liquidate its holdings in a company that is discovered to be in violation of such restrictions, which could result in a loss to the Fund.

--------------------------------------------------------------------------------

The Fund is appropriate for investors who want:

o Capital appreciation and are willing to accept moderate stock market volatility;
o    Asset investment within a "value" oriented model;
o    Current income; and
o    To invest in accordance with Judeo-Christian principles.

HOW HAS THE FUND PERFORMED IN THE PAST?
---------------------------------------
THIS IS A NEW FUND WITHOUT A PRIOR OPERATING HISTORY. ACCORDINGLY, PERFORMANCE INFORMATION IS NOT YET AVAILABLE.

RISK/RETURN SUMMARY: FEE TABLE
------------------------------
The following table describes the expenses and fees that you may pay if you buy and hold shares of the Fund. Annual Fund Operating Expenses are paid out of the assets of the Fund, so their effect is already included in the Fund's daily share price.

SHAREHOLDER FEES:
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)
-----------------------------------------

Maximum Sales Charge (Load) Imposed on Purchases..................5.50%

Maximum Deferred Sales Charge (Load)..............................NONE

Maximum Sales Charge (Load) Imposed on Reinvested
Dividends And other Distributions.................................NONE

Redemption Fees(1)................................................NONE

Exchange Fees.....................................................NONE

Understanding Expenses: Mutual funds generally pay third parties to provide the services that the fund needs to function properly including those for portfolio management, transfer agency and shareholder statements, accounting, tax reporting and other services. These expenses are paid from the Fund's assets in the form of a management fee, administrative fee, and other expenses. Their effect is factored into the Fund's daily share price and returns.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
Management Fees                                      1.00%
Distribution and Servicing (12b-1) Fees(2)           0.25%
Other Expenses                                       0.75%
                                                     -----
Total Annual Fund Operating Expenses                 2.00%(3)

(1) You will be charged a fee of $10 on redemptions paid by wire transfer.
(2) Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
(3) Because this is a new Fund without an operating history, Total Annual Fund Operating Expenses are estimates for the Fund's first fiscal year.

EXAMPLE: This example is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses, without taking into consideration any fee waivers and expense reimbursements, remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

----------------------------------------
ONE YEAR            THREE YEARS
----------------------------------------
$203                $627
----------------------------------------

The above example does not include the $10 fee that you would have to pay if you redeemed your shares by wire transfer. Because the Fund does not charge a redemption fee except for wire transfers, you would pay the same fees set forth above even if you did not redeem your shares. The above example includes the imposition of front-end sales charges. For shareholders who are exempt from such charges, costs would be lower.

NOAH FUND FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

THE FUND'S INVESTMENT OBJECTIVE

Current income, preserve capital and maximize total returns through active management of predominately investment grade fixed income securities. The Fund's investment objective is not fundamental and may be changed by vote of the Fund's Board of Directors. If the Fund's investment objective is changed, you will be notified at least 30 days in advance.

--------------------------------------------------------------------------------

THE FUND'S PRINCIPAL INVESTMENT STRATEGIES

o investing in accordance with the Fund's biblical principles, which prohibits the Fund from knowingly investing in any business, or in the securities of any business, that is engaged, either directly or through a subsidiary, in the alcoholic beverage, tobacco, pornography and/or gambling industries, nor will the Fund invest in any company that is in the business of aborting life before birth;
o normally investing at least 80% of the Fund's assets in a variety of debt securities, including U.S. Government notes and bonds, corporate notes and bonds, collateralized mortgage obligations, asset-backed securities and floating rate notes;
o lengthening the duration* of the Fund's portfolio when yields appear abnormally high and shortening duration when yields appear abnormally low;
o changing the average maturity structure of the Fund to take advantage of shifts in the general interest rate environment. The Fund may invest any amount of its assets in any maturity or duration, at the discretion of the sub-advisor;
o structuring the Fund's portfolio to take advantage of differences in the relative valuation of U.S. Treasury securities versus mortgage backed securities, asset backed securities, corporate bonds and U.S. agency securities; and
o investing predominately in "investment grade" securities as defined by Moody's Investors Service, Inc. ("Moody's") or other similar Nationally Recognized Statistical Rating Organization ("NRSO"), or if no rating exists, investing in securities of equivalent quality as determined by the Sub-Advisor under the supervision of the Board of Directors. For a more complete description of the various bond ratings for Moody's, and other NRSO's, see Appendix A to the Statement of Additional Information. Total Return is derived by combining the total changes in the principal value of all the Fund's investments with the total dividends and interest paid to the Fund.

* "Duration" is not the same as "maturity". Duration weighs all potential cash flows - principal, interest and reinvestment income - on an expected present value basis, to determine the "effective maturity" of the fixed income security as opposed to the stated maturity. Using such an analysis, a security with a maturity of ten years may have a duration of only six years.

--------------------------------------------------------------------------------

THE PRINCIPAL RISKS OF INVESTING IN THE FUND

o GENERAL RISK- Like with most investments, you may lose money by investing in the Fund.
o INTEREST RATE RISK- The Fund invests in debt instruments. Generally, as interest rates rise, the price value of debt securities falls, and as interest rates fall, the price values of fixed income securities rises.
o CREDIT RISK- The Fund invests in debt securities of non-guaranteed entities. Adverse changes in the creditworthiness of an issuer can have an adverse effect on the value of the issuer's securities.
o TIME RISK- The Fund invests according to certain duration targets, which may change from time to time. The longer the portfolio's overall duration, the greater the risk of adverse price changes. Also, portfolios with greater duration periods tend to experience more volatile price movements.
o PREPAYMENT RISK- The Fund invests in debt securities that may redeem prior to maturity. When this happens, the Fund must reinvest the proceeds, and may not be able to do so at returns comparable to the return of the redeemed securities.
o MORAL POLICY RISK- The Fund will not invest in certain companies based on activities conducted that violate the Fund's moral criteria. Accordingly, the Fund will not have as many investment options available to it as a fund that does not have such restrictions. The Fund will promptly liquidate its holdings in a company that is discovered to be in violation of such restrictions, which could result in a loss to the Fund.

--------------------------------------------------------------------------------
The Fund is appropriate for investors who want:

o    Current income;
o    Total return; and
o    To invest in accordance with Judeo-Christian principles.

HOW HAS THE FUND PERFORMED IN THE PAST?
---------------------------------------
THIS IS A NEW FUND WITHOUT A PRIOR OPERATING HISTORY. ACCORDINGLY, PERFORMANCE INFORMATION IS NOT YET AVAILABLE.

RISK/RETURN SUMMARY: FEE TABLE
------------------------------
The following table describes the expenses and fees that you may pay if you buy and hold shares of the Fund. Annual Fund Operating Expenses are paid out of the assets of the Fund, so their effect is already included in the Fund's daily share price.

SHAREHOLDER FEES:
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)
-----------------------------------------

Maximum Sales Charge (Load) Imposed on Purchases..................5.50%

Maximum Deferred Sales Charge (Load)..............................NONE

Maximum Sales Charge (Load) Imposed on Reinvested
Dividends And other Distributions.................................NONE

Redemption Fees(1)................................................NONE

Exchange Fees.....................................................NONE

Understanding Expenses: Mutual funds generally pay third parties to provide the services that the fund needs to function properly including those for portfolio management, transfer agency and shareholder statements, accounting, tax reporting and other services. These expenses are paid from the Fund's assets in the form of a management fee, administrative fee, and other expenses. Their effect is factored into the Fund's daily share price and returns.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
Management Fees                                      0.50%
Distribution and Servicing (12b-1) Fees(2)           0.25%
Other Expenses                                       0.50%
                                                     -----
Total Annual Fund Operating Expenses                 1.25%(3)

(1) You will be charged a fee of $10 on redemptions paid by wire transfer.
(2) Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
(3) Because this is a new Fund without an operating history, Total Annual Fund Operating Expenses are estimates for the Fund's first fiscal year.

EXAMPLE: This example is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses, without taking into consideration any fee waivers and expense reimbursements, remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

------------------------------------
ONE YEAR           THREE YEARS
------------------------------------
$127               $397
------------------------------------

The above example does not include the $10 fee that you would have to pay if you redeemed your shares by wire transfer. Because the Fund does not charge a redemption fee except for wire transfers, you would pay the same fees set forth above even if you did not redeem your shares. The above example includes the imposition of front-end sales charges. For shareholders who are exempt from such charges, costs would be lower.

NOAH FUND GLOBAL PRECIOUS METALS PORTFOLIO
--------------------------------------------------------------------------------

THE FUND'S INVESTMENT OBJECTIVE

Long-term growth of capital and protection against inflation. The Fund's investment objective is not fundamental and may be changed by vote of the Fund's Board of Directors. If the Fund's investment objective is changed, you will be notified at least 30 days in advance.

--------------------------------------------------------------------------------

THE FUND'S PRINCIPAL INVESTMENT STRATEGIES

o investing in accordance with the Fund's biblical principles, which prohibit the Fund from knowingly investing in any business, or in the securities of any business, that is engaged, either directly or through a subsidiary, in the alcoholic beverage, tobacco, pornography and/or gambling industries, nor will the Fund invest in any company that is in the business of aborting life before birth;
o normally investing at least 80% of the Fund's assets in common stocks of companies in the precious metals industries, including but not limited to companies engaged in the exploration, mining, processing, fabrication and distribution of gold or other precious metals;
o normally investing at least 25% of the Fund's assets in gold mining stocks (companies with greater than 50% of revenues from gold mining);
o    investing in issuers located in any part of the world; and
o investing without limitation in foreign securities. Although the Fund will only invest in foreign issuers that are domiciled in nations considered to have stable and friendly governments, there is the possibility of expropriation, confiscation, taxation, currency blockage or political or social instability which could negatively affect the Fund. The Fund will not invest in "emerging market" countries.

--------------------------------------------------------------------------------

THE PRINCIPAL RISKS OF INVESTING IN THE FUND

o GENERAL RISK- As is the case with most investments, you may lose money by investing in the Fund.
o STOCK MARKET RISK- The Fund is exposed to the risks of investing in common stocks, including price risk and credit risk.
o SMALL TO MEDIUM-CAP STOCK RISKS- The Fund may invest in companies with small to medium market capitalizations (generally less than $1 billion). Because these companies are relatively small compared to large-cap companies, may be engaged in business mostly within their own geographic region, and may be less well-known to the investment community, they can have more volatile share prices. Also, small companies often have less liquidity, less management depth, narrower market penetrations, less diverse product lines, and fewer resources than larger companies. As a result, their stock prices often react more strongly to changes in the marketplace.
o FOREIGN SECURITIES RISK- Investments in foreign securities involve greater risks compared to domestic investments for the following reasons:
     o Foreign companies are not subject to the regulatory requirements of U.S. companies, so there may be less publicly available information about foreign issuers than U.S. companies.
     o Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards.
     o Dividends and interest on foreign securities may be subject to foreign withholding taxes. Such taxes may reduce the net return to Fund shareholders.
     o Foreign securities are often denominated in a currency other than the U.S. dollar. Accordingly, the Fund will be subject to the risks associated with fluctuations in currency values and exchange rates.
o FOCUSED PORTFOLIO RISK- The Fund is classified as "non-diversified" under the federal securities laws. This means that the Fund has the ability to invest a relatively high percentage of its investments in the securities of a small number of companies. Investing in this manner makes the Fund more susceptible to a single economic, political or regulatory event than a more diversified fund might be. Also, a change in the value of a single company will have a more pronounced effect on the Fund than such a change would have on a more diversified fund.
o STYLE RISK- The Fund is considered to be a sector fund, which means that it normally will invest the majority of its investments in a single group of industries. Investing in such a manner makes the Fund more susceptible to negative impacts on those industries than a more diversified fund might be. Also, a change in the value of a single company within that group of industries might have a pronounced effect on the other companies within those industries, with the result that there would be a more pronounced effect on the Fund than such a change would have on a more diversified fund.
o GROWTH RISK- The Fund invests in companies that are perceived by the Sub-Advisor to have above-average growth potential. If the Sub-Advisor's assessments are wrong, the Fund may under perform other similar funds.

o GOLD AND GOLD MINING RISK- The Fund invests a significant percentage of its assets is gold and gold mining stocks. The price of gold fluctuates in response to a number of external economic and political factors. Accordingly, these holdings tend to be very volatile.
o MORAL POLICY RISK- The Fund will not invest in certain companies based on activities conducted that violate the Fund's moral criteria. Accordingly, the Fund will not have as many investment options available to it as a fund that does not have such restrictions. The Fund will promptly liquidate its holdings in a company that is discovered to be in violation of such restrictions, which could result in a loss to the Fund.

--------------------------------------------------------------------------------

The Fund is appropriate for investors who want:

o Capital appreciation and are willing to accept moderate stock market volatility;
o Asset investment diversification (when combined with investments in other asset classes);
o    An investment designed as a protection against inflation; and
o    To invest in accordance with Judeo-Christian principles.

HOW HAS THE FUND PERFORMED IN THE PAST?
---------------------------------------
THIS IS A NEW FUND WITHOUT A PRIOR OPERATING HISTORY. ACCORDINGLY, PERFORMANCE INFORMATION IS NOT YET AVAILABLE.

RISK/RETURN SUMMARY: FEE TABLE
------------------------------
The following table describes the expenses and fees that you may pay if you buy and hold shares of the Fund. Annual Fund Operating Expenses are paid out of the assets of the Fund, so their effect is already included in the Fund's daily share price.

SHAREHOLDER FEES:
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)
-----------------------------------------

Maximum Sales Charge (Load) Imposed on Purchases..................5.50%

Maximum Deferred Sales Charge (Load)..............................NONE

Maximum Sales Charge (Load) Imposed on Reinvested
Dividends And other Distributions.................................NONE

Redemption Fees(1)................................................NONE

Exchange Fees.....................................................NONE

Understanding Expenses: Mutual funds generally pay third parties to provide the services that the fund needs to function properly including those for portfolio management, transfer agency and shareholder statements, accounting, tax reporting and other services. These expenses are paid from the Fund's assets in the form of a management fee, administrative fee, and other expenses. Their effect is factored into the Fund's daily share price and returns.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
Management Fees                                      1.00%
Distribution & Servicing (12b-1) Fees(2)             0.25%
Other Expenses                                       0.75%
                                                     -----
Total Annual Fund Operating Expenses                 2.00%(3)

(1) You will be charged a fee of $10 on redemptions paid by wire transfer.
(2) Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
(3) Because this is a new Fund without an operating history, Total Annual Fund Operating Expenses are estimates for the Fund's first fiscal year.

EXAMPLE: This example is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses, without taking into consideration any fee waivers and expense reimbursements, remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

-----------------------------------------
ONE YEAR             THREE YEARS
-----------------------------------------
$205                 $627
-----------------------------------------

The above example does not include the $10 fee that you would have to pay if you redeemed your shares by wire transfer. Because the Fund does not charge a redemption fee except for wire transfers, you would pay the same fees set forth above even if you did not redeem your shares. The above example includes the imposition of front-end sales charges. For shareholders who are exempt from such charges, costs would be lower.

NOAH FUND 4 KIDS PORTFOLIO
--------------------------------------------------------------------------------

THE FUND'S INVESTMENT OBJECTIVE

Long-term growth of capital. Current income is not a significant investment consideration and any such income realized will be considered incidental to the Fund's investment objective. The Fund's investment objective is not fundamental and may be changed by vote of the Fund's Board of Directors. If the Fund's investment objective is changed, you will be notified at least 30 days in advance.

--------------------------------------------------------------------------------

THE FUND'S PRINCIPAL INVESTMENT STRATEGIES

o investing in accordance with the Fund's biblical principles, which prohibits the Fund from knowingly investing in any business, or in the securities of any business, that is engaged, either directly or through a subsidiary, in the alcoholic beverage, tobacco, pornography and/or gambling industries, nor will the Fund invest in any company that is in the business of aborting life before birth;
o normally investing at least 65% of the Fund's total assets in U.S. common stocks of companies without regard to market capitalizations;
o utilizing a "value" approach by investing in companies with strong fundamentals, increasing sales and earnings, a conservative balance sheet and reasonable expectations of continuing earnings increases, but which are temporarily out of favor with the market; and
o investing in companies whose brand identification, business model, products and services are known by, used by, or directed towards, children (persons under 18 years of age).

--------------------------------------------------------------------------------

THE PRINCIPAL RISKS OF INVESTING IN THE FUND

o GENERAL RISK- As is the case with most investments, you may lose money by investing in the Fund.
o STOCK MARKET RISK- The Fund is exposed to the risks of investing in common stocks, including price risk and credit risk.
o VALUE RISKS- The Fund invests in companies that appear to be value-oriented companies. If the Fund's perceptions of a company's overall value with respect to its peer group or the market as a whole are wrong, the securities purchased may not perform as expected, reducing the Fund's return.
o SMALL TO MEDIUM-CAP STOCK RISKS- The Fund may invest in companies with small to medium market capitalizations (generally less than $1 billion). Because these companies are relatively small compared to large-cap companies, may be engaged in business mostly within their own geographic region, and may be less well-known to the investment community, they can have more volatile share prices. Also, small companies often have less liquidity, less management depth, narrower market penetrations, less diverse product lines, and fewer resources than larger companies. As a result, their stock prices often react more strongly to changes in the marketplace.
o MARKET NICHE RISK- The Fund invests in companies that, in the Sub-Advisor's opinion, produce products and services that are well known to children. As a result, the Fund may not be as broadly invested as a fund with a more general investment objective.
o MORAL POLICY RISK- The Fund will not invest in certain companies based on activities conducted that violate the Fund's moral criteria. Accordingly, the Fund will not have as many investment options available to it as a fund that does not have such restrictions. The Fund will promptly liquidate its holdings in a company that is discovered to be in violation of such restrictions, which could result in a loss to the Fund.

--------------------------------------------------------------------------------

The Fund is appropriate for investors who want:

o    An investment that will be of interest to children;
o Capital appreciation and are willing to accept moderate stock market volatility;
o    Asset investment within a "value" oriented model; and
o    To invest in accordance with Judeo-Christian principles.

HOW HAS THE FUND PERFORMED IN THE PAST?
---------------------------------------

This is a new Fund without a prior operating history. Accordingly, performance information is not yet available.

RISK/RETURN SUMMARY: FEE TABLE
------------------------------

The following table describes the expenses and fees that you may pay if you buy and hold shares of the Fund. Annual Fund Operating Expenses are paid out of the assets of the Fund, so their effect is already included in the Fund's daily share price.

SHAREHOLDER FEES:
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------

Maximum Sales Charge (Load) Imposed on Purchases..................5.50%

Maximum Deferred Sales Charge (Load)..............................NONE

Maximum Sales Charge (Load) Imposed on Reinvested
Dividends And other Distributions.................................NONE

Redemption Fees(1)................................................NONE

Exchange Fees.....................................................NONE

Understanding Expenses: Mutual funds generally pay third parties to provide the services that the fund needs to function properly including those for portfolio management, transfer agency and shareholder statements, accounting, tax reporting and other services. These expenses are paid from the Fund's assets in the form of a management fee, administrative fee, and other expenses. Their effect is factored into the Fund's daily share price and returns.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
Management Fees                                      1.00%
Distribution & Servicing (12b-1) Fees(2)             0.25%
Other Expenses                                       0.75%
                                                     -----
Total Annual Fund Operating Expenses                 2.00%(3)

(1) You will be charged a fee of $10 on redemptions paid by wire transfer.
(2) Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
(3) Because this is a new Fund without an operating history, Total Annual Fund Operating Expenses are estimates for the Fund's first fiscal year.

EXAMPLE: This example is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses, without taking into consideration any fee waivers and expense reimbursements, remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

----------------------------------------
ONE YEAR            THREE YEARS
----------------------------------------
$203                $627
----------------------------------------

The above example does not include the $10 fee that you would have to pay if you redeemed your shares by wire transfer. Because the Fund does not charge a redemption fee except for wire transfers, you would pay the same fees set forth above even if you did not redeem your shares. The above example includes the imposition of front-end sales charges. For shareholders who are exempt from such charges, costs would be lower.

           INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES

Each Fund's principal investment objective and principal investment strategies are generally described above. This Section sets out additional information you should know before you decide to invest in one or more of the Funds.

NOAH FUND LARGE-CAP GROWTH PORTFOLIO (FORMERLY, THE NOAH FUND)
--------------------------------------------------------------
The Fund seeks to realize capital appreciation by normally investing at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of common stocks of large capitalization companies ($6 billion or more). Be aware that, when selecting companies for the Fund, no company can be included in the Fund's portfolio unless it satisfies the Fund's moral criteria. Subject to those restrictions, the Sub-Advisor will choose large capitalization companies that, in the Sub-Advisor's opinion, are advantageously positioned to achieve superior long-term asset value and earnings growth for the following reasons:

     1. Large capitalization companies typically are able to better realize the results of company research and new product development.

     2. Large capitalization companies typically are better able to dedicate more of their resources to capital spending and market expansion.

     3. Large capitalization companies typically have greater resources and more management depth to allow these companies to achieve significant presence in their chosen markets.

The Fund's Sub-Advisor, under the direction of the Advisor, will choose stocks for the Fund. The Sub-Advisor's choices are always subject to the fundamental moral philosophy of the Fund, and no stock will be knowingly purchased for or held by the Fund that violates that philosophy. The Fund's Advisor, Polestar Management Company, is responsible for the management of the Fund's assets and screening potential investments for compliance with the Fund's moral principles. The Sub-Advisor invests the Fund's assets under the supervision of the Advisor and in compliance with the Advisor's directives concerning impermissible investments.

The Sub-Advisor makes its choices based, in part, on the Sub-Advisor's analysis of broad macroeconomic and political factors such as inflation, interest rates, tax developments and currency rates.

The Sub-Advisor also conducts extensive fundamental security analysis to develop earnings forecasts and to identify attractive investment opportunities relative to market valuation. Individual companies are scrutinized concerning their individual growth prospects and their competitive positions within their respective industries. Individual company analysis focuses upon the outlook for sales, profit margins, returns on capital, cash flow and earnings per share.

During periods when the Fund's Sub-Advisor deems it advisable for the Fund to be in a temporary defensive posture, the Fund may invest, without limit, in "money market instruments," a term that includes, among other things, bank obligations (which include U.S. Dollar denominated certificates of deposit, bankers' acceptances and time deposits issued or supported by the credit of U.S. or foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion), commercial paper, obligations of the U.S. Government, its agencies and instrumentalities and repurchase agreements backed by U.S. Government securities. During these periods, the Fund will not be investing according to its normal investment policies and may not achieve its investment objective.

NOAH FUND SELECT VALUE EQUITY PORTFOLIO
---------------------------------------
The Fund seeks to realize capital appreciation by investing at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of common stocks of mid to large capitalization companies (more than $1 billion). Be aware that, when selecting companies for the Fund, no company can be included in the Fund's portfolio unless it satisfies the Fund's moral criteria.

The Fund's Sub-Advisor, under the direction of the Advisor, will choose stocks for the Fund. The Sub-Advisor's choices are always subject to the fundamental moral philosophy of the Fund, and no stock will be knowingly purchased for or held by the Fund that violates that philosophy. The Fund's Advisor, Polestar Management Company, is responsible for the management of the Fund's assets and screening potential investments for compliance with the Fund's moral principles. The Sub-Advisor invests the Fund's assets under the supervision of the Advisor and in compliance with the Advisor's directives concerning impermissible investments.

The Sub-Advisor employs a "bottom up" approach that focuses on investing in stocks on a company by company basis. To protect against wide fluctuations in portfolio values, the Sub-Advisor normally works to construct a portfolio that is comprised of 20 to 60 positions and six or more economic sectors.

In choosing investments for the Fund, the Sub-Advisor begins by screening stocks traded on U.S. markets to highlight outstanding businesses. The objective is to find outstanding businesses trading at attractive values. The universe of publicly traded stocks is narrowed to a list of potential candidates with proprietary rankings based on certain measures of profitability, growth and value. Of that list, stocks are then analyzed for high returns on capital, sustainable profitability, quality of management, financial condition, and level of competitive advantage. Finally, a potential acquisition must exhibit attractive valuations as indicated by a stock price that is relatively low compared to the intrinsic worth of the business.

The sell decision is a critical part of the Sub-Advisor's investment process. If
profitability   falls,   growth  prospects  diminish  or  stock  prices  reflect
overvaluation, the stock will be reviewed for sale.

During periods when the Fund's Sub-Advisor deems it advisable for the Fund to be in a temporary defensive posture, the Fund may invest, without limit, in "money market instruments," a term that includes, among other things, bank obligations (which include U.S. Dollar denominated certificates of deposit, bankers' acceptances and time deposits issued or supported by the credit of U.S. or foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion), commercial paper, obligations of the U.S. Government, its agencies and instrumentalities and repurchase agreements backed by U.S. Government securities. During these periods, the Fund will not be invested according to its normal investment policies and may not achieve its investment objective.

NOAH FUND SELECT VALUE EQUITY & INCOME PORTFOLIO
------------------------------------------------
The Fund seeks to realize capital appreciation by investing at least 80% of its net assets (plus borrowings for investment purposes) in a diversified portfolio of common stocks of small to large capitalization companies (more than $250 million). Be aware that, when selecting companies for the Fund, no company can be included in the Fund's portfolio unless it satisfies the Fund's moral criteria.

The Fund's Sub-Advisor, under the direction of the Advisor, will choose stocks for the Fund. The Sub-Advisor's choices are always subject to the fundamental moral philosophy of the Fund, and no stock will be knowingly purchased for or held by the Fund that violates that philosophy. The Fund's Advisor, Polestar Management Company, is responsible for the management of the Fund's assets and screening potential investments for compliance with the Fund's moral principles. The Sub-Advisor invests the Fund's assets under the supervision of the Advisor and in compliance with the Advisor's directives concerning impermissible investments.

The Sub-Advisor employs a "bottom up" approach that focuses on investing in stocks on a company by company basis. To protect against wide fluctuations in portfolio values, the Sub-Advisor works to construct a portfolio that is diversified across from 20 to 60 positions, and six or more economic sectors.

In choosing investments for the Fund, the Sub-Advisor begins by screening stocks traded on U.S. markets to highlight outstanding businesses. The universe of publicly traded stocks is narrowed to a list of potential candidates with proprietary rankings based on certain measures of profitability, growth, valuation and income. Of that list, stocks are then analyzed for relatively high returns on capital, sustainable profitability, dividend growth, quality of management, financial condition, and level of competitive advantage. In addition, a stock must yield significant income, meaning that the stock must have paid at least twice the average income payments of the companies comprising the S&P 500(R). Finally, a potential acquisition must exhibit attractive valuations as indicated by a stock price that is relatively low compared to the intrinsic worth of the business.

The sell decision is a critical part of the Sub-Advisor's investment process. If
profitability   falls,   growth  prospects  diminish  or  stock  prices  reflect
overvaluation, the stock will be reviewed for sale.

During periods when the Fund's Sub-Advisor deems it advisable for the Fund to be in a temporary defensive posture, the Fund may invest, without limit, in "money market instruments," a term that includes, among other things, bank obligations (which include U.S. Dollar denominated certificates of deposit, bankers' acceptances and time deposits issued or supported by the credit of U.S. or foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion), commercial paper, obligations of the U.S. Government, its agencies and instrumentalities and repurchase agreements backed by U.S. Government securities. During these periods, the fund will not be investing according to its normal investment policies and may not achieve its investment objective.

NOAH FUND FIXED INCOME PORTFOLIO
--------------------------------
The Fund seeks to realize capital appreciation by investing at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of fixed income securities. The Fund's Sub-Advisor believes that the Fund's investment objective is best achieved by taking advantage of trends in the fixed income markets that create the opportunity for active bond management that will improve total returns beyond what can be achieved by a "buy-and-hold-until-maturity" strategy. The Sub-Advisor focuses on areas of the fixed income market where research and relative valuation work can benefit performance, and at the same time, maintain a relatively low exposure to market and credit risk.

The Fund's Sub-Advisor, under the direction of the Advisor, will choose stocks for the Fund. The Sub-Advisor's choices are always subject to the fundamental moral philosophy of the Fund, and no security will be knowingly purchased for or held by the Fund that violates that philosophy. The Fund's Advisor, Polestar Management Company, is responsible for the management of the Fund's assets and screening potential investments for compliance with the Fund's moral principles. The Sub-Advisor invests the Fund's assets under the supervision of the Advisor and in compliance with the Advisor's directives concerning impermissible investments.

To choose the investments for the fund, the Sub-Advisor concentrates first on identifying the current trend in interest rates, not anticipating changes in rates. They then shorten or lengthen the Fund's average portfolio maturity within a limited range of maturities until the trend is confirmed. The process continues through monitoring and analyzing the relative valuations among market sectors, the shape of the yield curve, and the opportunities for using different coupons to meet total return or income objectives. The Sub-Advisor generally limits exposure in any one issue to less that 5% of the total value of the investment portfolio in order to further diversify and limit credit risk.

During periods when the Fund's Sub-Advisor deems it advisable for the Fund to be in a temporary defensive posture, the Fund may invest, without limit, in "money market instruments," a term that includes, among other things, bank obligations (which include U.S. Dollar denominated certificates of deposit, bankers' acceptances and time deposits issued or supported by the credit of U.S. or foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion), commercial paper, obligations of the U.S. Government, its agencies and instrumentalities and repurchase agreements backed by U.S. Government securities. During these periods, the Fund will not be investing according to its normal investment policies and may not achieve its investment objective.

NOAH FUND GLOBAL PRECIOUS METALS PORTFOLIO
------------------------------------------
The Fund's Sub-Advisor, under the direction of the Advisor, will choose stocks for the Fund. The Sub-Advisor's choices are always subject to the fundamental moral philosophy of the Fund, and no stock will be knowingly purchased for or held by the Fund that violates that philosophy. The Fund's Advisor, Polestar Management Company, is responsible for the management of the Fund's assets and screening potential investments for compliance with the Fund's moral principles. The Sub-Advisor invests the Fund's assets under the supervision of the Advisor and in compliance with the Advisor's directives concerning impermissible investments. The Sub-Advisor makes its choices based, in part, on the
Sub-Advisor's analysis of broad macroeconomic and political factors such as inflation, interest rates, tax developments and currency rates.

Under normal conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in the common stocks of companies in the precious metals industries, including, but not limited to, companies engaged in the exploration, mining, processing, fabrication and distribution of gold or other precious metals. The Fund may invest at least 25% of its total assets in gold mining stocks (companies with greater than 50% of their revenues derived from gold mining activities). The Fund may invest up to 100% of its assets in gold mining stocks, or for temporary defensive purposes, less than 25% of its total assets in gold stocks.

The Fund invests primarily in the securities of companies whose properties, products or services are international in scope. The Fund's Sub-Advisor believes that an investment in gold stocks can offer the opportunity to achieve long-term capital appreciation and protect wealth against inflation. The Sub-Advisor believes that such gains and protections are possible because the accelerating growth of monetary reserves and credit in major industrial markets may allow gold and gold mining share prices to go up.

Gold prices may also move independently of industrial shares, so adding gold to a largely industrial equity portfolio may help to offset that portfolio's fluctuations and increase its overall return. Accordingly, the Fund may also invest up to 10% of its assets in gold and silver coins as well as gold, silver, platinum and palladium bullion. The sole source of return from investing in coins and/or bullion is from gains or losses realized on the sale of such holdings. While the Fund holds such investments, the fund will incur additional fees to properly store and safe keep its coins and bullion.

The Fund may also invest up to 100% of its assets in the securities of foreign companies that otherwise satisfy the Fund's investment criteria.

During periods when the Fund's Sub-Advisor deems it advisable for the Fund to be in a temporary defensive posture, the Fund may invest, without limit, in "money market instruments," a term that includes, among other things, bank obligations (which include U.S. Dollar denominated certificates of deposit, bankers' acceptances and time deposits issued or supported by the credit of U.S. or foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion), commercial paper, obligations of the U.S. Government, its agencies and instrumentalities and repurchase agreements backed by U.S. Government securities. During these periods, the Fund will not be investing according to its normal investment policies and may not achieve its investment objective.

NOAH FUND 4 KIDS PORTFOLIO
--------------------------
The Fund seeks to realize capital appreciation by investing at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of common stocks of companies that offer a product or service that is aimed at the children's market, and each company must have a brand identity that the Advisor and/or Sub-Advisor believes is well known to children. Be aware that, when selecting companies for the Fund, no company can be included in the Fund's portfolio unless it satisfies the Fund's moral criteria. The Fund's Advisor, Polestar Management Company, is responsible for the management of the Fund's assets and screening potential investments for compliance with the Fund's moral principles. The Sub-Advisor invests the Fund's assets under the supervision of the Advisor and in compliance with the Advisor's directives concerning impermissible investments.

The Fund's Sub-Advisor will choose stocks for the Fund. The Sub-Advisor's choices are always subject to the fundamental moral philosophy of the Fund, and no stock will knowingly be purchased for or held by the Fund that violates that philosophy.

The Sub-Advisor employs a "bottom up" approach that focuses on investing in stocks on a company by company basis. To protect against wide fluctuations in account values, the Sub-Advisor works to construct a portfolio that is diversified across at least 20 positions.

In choosing investments for the Fund, the Sub-Advisor begins by screening stocks traded on U.S. markets to highlight outstanding businesses, then narrows the universe of publicly traded stocks to a list of potential candidates with rankings based on certain fundamental factors. Of that list, stocks are then analyzed for high returns on equity and sustainable profitability.

The Sub-Advisor will sell a portfolio holding if profitability falls, growth prospects diminish or stock prices reflect overvaluation. Also, target stock prices are assigned for each holding, and if the stock achieves that price, it is reviewed for sale.

During periods when the Fund's Sub-Advisor deems it advisable for the Fund to be in a temporary defensive posture, the Fund may invest, without limit, in "money market instruments," a term that includes, among other things, bank obligations (which include U.S. Dollar denominated certificates of deposit, bankers' acceptances and time deposits issued or supported by the credit of U.S. or foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion), commercial paper, obligations of the U.S. Government, its agencies and instrumentalities and repurchase agreements backed by U.S. Government securities. During these periods, the Fund will not be invested according to its normal investment policies and may not achieve its investment objective.

WHO MANAGES OUR FUNDS

INVESTMENT ADVISOR
Polestar Management Company, Inc. ("Polestar Management" or the "Advisor"), 975 Delchester Road, Newtown Square, PA 19073, serves as each Fund's investment advisor and is responsible for the management of each Fund's business affairs. Under the terms of a written Investment Advisory Agreement, Polestar Management, for the fees described below, manages, or arranges for the management of, the investment and reinvestment of the assets con-
tained in each Fund's portfolio and the review, supervision and administration of the Fund's investment program. Polestar Management also provides administrative services to each Fund.

For its services to each Fund, Polestar Management is entitled under its investment management agreement to receive a fee, payable monthly, at the following annual rates:

For the:
NOAH FUND Large-Cap Growth Portfolio              1% of average daily net assets
NOAH FUND Select Value Equity Portfolio           1% of average daily net assets
NOAH FUND Select Value Equity & Income Portfolio  1% of average daily net assets
NOAH FUND Fixed Income Portfolio                  0.50% of average daily net assets
NOAH FUND Global Precious Metals Portfolio        1% of average daily net assets
NOAH FUND 4 Kids Portfolio                        1% of average daily net assets

The fees payable to Polestar are accrued daily and are based on the average daily net assets of each Fund. The Advisor pays the Sub-Advisor for each Portfolio a portion of the fee it receives under its investment management agreement with such Portfolio. See the statement of additional information ("SAI") for further information.

For the NOAH FUND Large-Cap Growth Portfolio's fiscal year ended October 31, 2002, the Advisor earned advisory fees of $103,396 and voluntarily waived $31,814 for the Fund, retaining net fees of $71,582. None of the other NOAH FUNDS were operational in 2002.

Polestar Management strives to give a one-tenth part of its net management fee received to religious organizations (without regard to denomination) for missions, discipleship and the needs of the poor, whenever such donations are economically feasible.

Each Fund bears all of its expenses and all expenses of the Fund's organization, operation and business not specifically assumed or agreed to be paid by Polestar Management. Polestar Management pays or provides for the payment of the cost of office space, office equipment and office services as are adequate for each Fund's needs; provides competent personnel to perform all of the Funds' executive, administrative and clerical functions not performed by other Fund employees or agents; and authorizes persons who are officers, directors and employees of Polestar Management who may be designated as directors, officers and committee members of the Fund to serve in such capacities at no cost to the Fund.

                            INVESTMENT SUB-ADVISORS

NOAH FUND LARGE-CAP GROWTH PORTFOLIO (FORMERLY THE NOAH FUND) & NOAH FUND 4 KIDS
--------------------------------------------------------------------------------
PORTFOLIO
---------
Geewax Terker & Co., 414 Old Baltimore Pike, Chadds Ford, PA 19317 ("GTC") is responsible for the daily investment and reinvestment of the assets of the NOAH FUND Large-Cap Growth Portfolio and the NOAH FUND 4 Kids Portfolio. GTC was established as a Pennsylvania partnership in 1982 and is registered as an investment advisor under the Investment Advisors Act of 1940, as amended. GTC currently serves as investment advisor to over $4.1 billion in assets as of December 31, 2002. GTC operates as an investment advisory firm and has been rendering investment counsel, utilizing investment strategies substantially similar to that of the NOAH Fund Large-Cap Growth Portfolio, to individuals, pension and profit sharing plans, trusts, estates, charitable organizations and corporations since 1987.

John J. Geewax, a general partner, has been responsible for the day-to-day recommendations regarding the investment of the Fund's portfolio since January 1998. Mr. Geewax earned his Bachelor of Science Degree, his MBA and completed his PhD coursework at the University of Pennsylvania. From 1979 to 1983, he taught at the University of Pennsylvania's Wharton School where he, together with his partner Mr. Bruce Terker, developed the investment strategy currently utilized.

NOAH FUND SELECT VALUE EQUITY,  NOAH FUND SELECT VALUE EQUITY & INCOME, AND NOAH
--------------------------------------------------------------------------------
FUND FIXED INCOME PORTFOLIOS
----------------------------
Philadelphia Investment Management Company, 1845 Walnut Street, Philadelphia, PA 19103 ("PIMC"), is responsible for the daily investment and reinvestment of the assets of the NOAH FUND Select Value Equity, NOAH FUND Select Value Equity & Income, and NOAH FUND Fixed Income Portfolios. PIMC was founded in 1985 and is registered as an investment advisor under the Investment Advisers Act of 1940, as amended. PIMC operates as an investment advisory firm and provides investment counsel, utilizing investment strategies substantially similar to that of the Funds, to individuals, pension and profit sharing plans, trusts, estates, charitable organizations and corporations.

Mr. J. Steven Smith, Managing Director, is portfolio manager for the NOAH FUND Select Value Equity Portfolio and NOAH FUND select Value Equity and Income Portfolio and is responsible for making the day-to-day investment decisions for each Fund. Mr. Smith was the founding member of Swan Asset Management before combining with PIMG in 2001, where he currently serves as its Managing Director/Equity Investments. Prior to that, Mr. Smith served as a Vice President/Portfolio Manager of John Nuveen & Co., Inc. and Rittenhouse Financial Services, Inc. from 1992 until he founded Swan Asset Mangeement. He has also worked as an investment banker with Morgan Stanley and Shearson Lehman Brothers, and has served as Treasurer at Harman International Industries, a NYSE company. Mr. Smith is a CFA, earned an economics degree from Williams College, and received an MBA from the Tuck School at Dartmouth.

Mr. John P. Behrend, Managing Director, is the Portfolio Manager for the NOAH FUND Fixed Income Portfolio and is responsible for making the day-to-day investment decisions for the Fund. Before joining PIMG in 1989 as Managing Director, Fixed Income Investments, Mr. Behrend was Vice President and Director of Fixed Income Investments for Bear Stearns Asset Management, Vice President and Director of Fixed Income Investment at Provident National Bank and President of Studley Shupert, an investment advisory firm. Mr. Behrend received his undergraduate degree in economics and a Certificate of Banking form the University of Wisconsin.

NOAH FUND GLOBAL PRECIOUS METALS PORTFOLIO
------------------------------------------
Lasure Capital Management, Ltd., 268 Valley View Road, Springfield, PA 19064, ("LCM"), is responsible for the daily investment and reinvestment of the assets of the NOAH FUND Global Precious Metals Portfolio. LCM was founded in 1999 and is registered as an investment advisor under the Investment Advisers Act of 1940, as amended. LCM operates as an investment advisory firm and provides investment counsel, utilizing investment strategies substantially similar to that of the Fund, to individuals, trusts, estates, and corporations.

Mr. Dwight Lasure founded LCM in 1999 and is responsible for making the day-to-day investment decisions for the Fund. Mr. Lasure previously worked as a portfolio manager for Argyle Capital Management, and worked as a broker with Dean Witter and Merrill Lynch. Mr. Lasure has a BA degree from Rutgers University and an MS in Business from the University of Pennsylvania's dual acceptance program at the Wharton School and School of Arts and Sciences.

Please see the Company's Statement of Additional Information for fees payable to the Sub-Advisors.

                           HOW TO BUY AND SELL SHARES

OPENING AND ADDING TO YOUR ACCOUNT
----------------------------------
You can invest directly in any NOAH FUND in a number of ways. Simply choose the one that is most convenient for you. Any questions you may have can be answered by calling 1-800-794-NOAH (6624). You may also purchase Fund shares through broker-dealers or other financial organizations that have entered into an agreement with the Fund's principal underwriter.

DETERMINING SHARE PRICES
------------------------
Shares of each Fund are offered at the public offering price ("POP") for shares of that Fund. The public offering price is each share's next calculated net asset value ("NAV") after receipt of a subscription offer, plus the applicable sales charge, if any. NAV per share is calculated by adding the value of Fund investments, cash and other assets, subtracting Fund liabilities, and then dividing the result by the number of shares outstanding. Each Fund generally determines the total value of its shares by using market prices for the securities comprising its portfolio. Securities for which quotations are not available and any other assets are valued at fair market value as determined in good faith by each Fund's Advisor or Sub-Advisor, subject to the review and supervision of the Board of Directors. Securities will also be valued at fair value when significant events that materially affect the security's price occur after the last available market price and before a Fund calculates its NAV. Each Fund's per share NAV and POP is computed on all days on which the New York Stock Exchange ("NYSE") is open for business, at the close of regular trading hours on the exchange, currently 4:00 p.m. Eastern time. In the event that the NYSE closes early, the share price will be determined as of the time of closing. Some of our Funds invest in foreign securities. Foreign securities trade during times when the Fund is closed, so changes to the prices of foreign securities held by the Fund will have an effect on the Fund prior to its next NAV calculation.

The NYSE is not open for business on weekends and New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. If any of these holidays falls on a Saturday, the NYSE is not open on the preceding Friday and if a holiday falls on a Sunday, the NYSE is not open on the following Monday, unless unusual business conditions exist, such as the ending of a monthly or yearly accounting period.

CLASS A SHARES SALES CHARGE
---------------------------
On April 11, 2002, the Board of Directors approved the application of a front-end sales charge to the sole share class offered by the NOAH FUND Large-Cap Growth Portfolio. As part of that approval, any shareholder of the NOAH Fund who purchased shares of any NOAH FUND prior to March 1, 2003 is exempt from sales charges on all future purchases of Class A shares in their account. This permanent exemption does not apply to new accounts opened after March 1, 2003 or to accounts of an otherwise exempt shareholder opened in another name. Each NOAH FUND offers a single class of shares, called Class A shares. Class A shares are offered at their POP, which is NAV share plus the applicable sales charge. The sales charge varies depending on how much you invest. There are no sales charges on reinvested distributions. The following sales charges apply to your purchases of Class A shares of each Fund:

                           Sales Charge         Sales Charge
                            as a % of            as a % of              Dealer
Amount Invested           Offering Price     Net Amount Invested     Reallowance
--------------------------------------------------------------------------------
Less than   $ 49,999         5.50%                  5.82%                5.00%
$50,000 to  $ 99,999         4.75%                  4.99%                4.25%
$100,000 to $249,999         3.75%                  3.76%                3.25%
$250,000 to $499,999         2.75%                  2.76%                2.50%
$500,000 to $999,999         2.00%                  2.00%                1.75%
$1,000,000 or more           1.00%                  1.00%                0.75%

Citco-Quaker Fund Distributors, Inc. ("CQFD"), the Funds' principal underwriter, will pay the appropriate dealer concession to those selected dealers who have entered into an agreement with CQFD to sell shares of the Funds. The dealer's concession may be changed from time to time. CQFD may from time to time offer incentive compensation to dealers who sell shares of the Funds subject to sales charges, allowing such dealers to retain an additional portion of the sales load. A dealer who receives 90% or more of the sales load may be deemed to be an "underwriter" under the Securities Act of 1933, as amended. The Funds and CQFD have authorized one or more brokers to accept purchase and redemption orders on the Funds' behalf and such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Funds' behalf.

EXEMPTIONS FROM SALES CHARGES
-----------------------------
The Funds will waive sales charges for purchases by fee-based registered investment advisors for their clients, broker/dealers with wrap fee accounts, registered investment advisors or brokers for their own accounts, employees and employee related accounts of the Advisor and Sub-Advisors, and for an organization's qualified retirement plan that places either (i) 100 or more participants or (ii) $300,000 or more of combined participant initial assets into the Funds, in the aggregate. For purchasers that qualify for a fee waiver, shares will be purchased at NAV.

The Funds may also, at its sole discretion, waive sales charges on purchases by

     1.   religious organizations for themselves or their members,
     2.   religiously-based   charitable   organizations   and  foundations  for
          themselves or their members, and/or
     3.   at times and under circumstances deemed appropriate by the Fund.

REDUCED SALES CHARGES
---------------------
You may qualify for a reduced sales charge by aggregating the net asset value of all your load shares previously purchased in all Funds with the dollar amount of shares to be purchased. For example, if you already owned Class A shares in the NOAH FUND Large-Cap Growth Portfolio with a combined aggregate net asset value of $450,000, and you decided to purchase an additional $60,000 of Class A shares of the NOAH FUND Select Value Equity & Income Portfolio, there would be a sales charge of 2.00% on your $60,000 purchase instead of the normal 4.75% on that purchase, because you had accumulated more than $500,000 total in the Funds.

LETTER OF INTENT
----------------
You can immediately qualify for a reduced or eliminated sales charge by signing a non-binding letter of intent stating your intention to buy an amount of shares in the Fund(s) during the next thirteen (13) months sufficient to qualify for the reduction. Your letter will not apply to purchases made more than 90 days prior to the letter. During the term of your letter of intent, the transfer agent will hold in escrow shares representing the highest applicable sales load for the Fund(s) each time you make a purchase. Any shares you redeem during that period will count against your commitment. If, by the end of your commitment term, you have purchased all the shares you committed to purchase, the escrowed shares will be released to you. If you have not purchased the full amount of your commitment, your escrowed shares will be redeemed in an amount equal to the sales charge that would apply if you had purchased the actual amount in your account all at once. Any escrowed shares not needed to satisfy that charge would be released to you.

DISTRIBUTION FEES
-----------------
The NOAH Investment Group, Inc. (the "Corporation") has adopted a distribution and shareholder servicing plan (the "Distribution Plan"), pursuant to Rule 12b-1 under The Investment Company Act of 1940, as amended (the "1940 Act") for each Fund. Each Distribution Plan provides for fees to be deducted from the average net assets of the Funds to compensate persons for expenses relating to the promotion and sale of shares of each Fund.

Under the Distribution Plan, the Class A shares of each Fund compensate persons for distribution expenses at a maximum annual rate of 0.25%, payable on a monthly basis, of each Fund's average daily net assets attributable to Class A shares.

The Distribution Plan provides that the Funds may finance activities that are primarily intended to result in the sale of the Funds' shares, including but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising materials and sales literature and payments to dealers and shareholder servicing agents.

The Distribution Plan is reviewed annually by the Corporation's Board of Directors and may be renewed only by majority vote of the Board of Directors, and also a majority vote of the "disinterested" Directors of the Corporation, as that term is defined in the 1940 Act, cast in person at a meeting called for the purpose of voting on the Distribution Plans.

MINIMUM INVESTMENT AMOUNTS
--------------------------
Your purchase of a Fund's shares is subject to the following minimum investment amounts:

MINIMUM INVESTMENTS

                                    TO OPEN                 TO ADD TO
TYPE OF ACCOUNT                     YOUR ACCOUNT            YOUR ACCOUNT
---------------                     ------------            ------------

Regular Accounts                    $1,000                  $50
--------------------------------------------------------------------------------
IRA Accounts                        $500                    $50
--------------------------------------------------------------------------------
Non-Working Spousal IRA's(1)        $500                    $50
--------------------------------------------------------------------------------
SEP IRA's                           $500                    $50
--------------------------------------------------------------------------------
IRA Rollovers                       $500                    $50
--------------------------------------------------------------------------------
401(k) Plans                        $500                    $50
--------------------------------------------------------------------------------
403(b) Plans                        $500                    $50
--------------------------------------------------------------------------------
Qualified Retirement Plans          $500                    $50
--------------------------------------------------------------------------------

(1) A regular IRA must be opened first.

All purchases must be made in U.S. dollars and checks must be drawn on U.S. financial institutions. No cash, credit cards or third party checks will be accepted. A $25 fee will be charged against your account for any payment check returned to the Transfer Agent, or for any incomplete electronic funds transfer, or for insufficient funds, stop payment, closed account or other reasons. If a check does not clear your bank or a Fund is unable to debit your predesignated bank account on the day of purchase, the Funds reserve the right to cancel the purchase. If your purchase is canceled, you will be responsible for any losses or fees imposed by your bank and losses that may be incurred as a result of a decline in the value of the canceled purchase. Each Fund (or its agent) has the authority to redeem shares in your account(s) to cover any resulting losses due to fluctuations in share price. Any profit on such cancellation will accrue to the affected Fund(s).

If you invest through a brokerage firm or other financial institution, their policies and fees may be different than those described here. Financial advisors, financial supermarkets, brokerage firms, and other financial institutions may charge transaction and other fees and may set different minimum investment amounts or limitations on buying or selling shares. Consult your financial advisor if you have any questions about their policies and procedures. If you purchase shares through a brokerage firm or other financial institution, it is responsible for transmitting your order in a timely manner.

Your investment in the NOAH FUNDS should be intended to serve as a long-term investment vehicle. The Funds are not designed to provide you with a means of speculating on the short-term fluctuations in the stock market. Each NOAH FUND reserves the right to reject any purchase request that it regards as disruptive to the efficient management of the Fund, which includes investors with a history of excessive trading. The Corporation also reserves the right to stop offering shares of any Fund at any time.

OPENING AND ADDING TO YOUR ACCOUNT
----------------------------------
You can invest in the NOAH FUNDS by mail, wire transfer and through participating financial service professionals. After you have established your account, you may also make subsequent purchases by telephone. You may also invest in the NOAH FUNDS through an automatic payment plan. Any questions you may have can be answered by calling the NOAH FUNDS, toll free, at 1-800-794-NOAH
(6624).

PURCHASES THROUGH FINANCIAL SERVICE ORGANIZATIONS
-------------------------------------------------
You may purchase shares of the NOAH FUNDS through participating brokers, dealers, and other financial professionals. Simply call your investment professional to make your purchase. If you are a client of a securities broker or other financial organization, you should note that such organizations may charge a separate fee for administrative services in connection with investments in NOAH Fund shares and may impose account minimums and other requirements. These fees and requirements would be in addition to those imposed by the Fund(s). If you are investing through a securities broker or other financial organization, please refer to its program materials for any additional special provisions or conditions that may be different from those described in this Prospectus (for example, some or all of the services and privileges described may not be available to you). Securities brokers and other financial organizations have the responsibility of transmitting purchase orders and funds, and of crediting their customers' accounts following redemptions, in a timely manner in accordance with their customer agreements and this Prospectus.

PURCHASING SHARES BY MAIL
-------------------------
To purchase shares by mail, simply complete the Account Application included with this Prospectus, make a check payable to the NOAH FUND of your choice, and mail the Account Application and check to:

By Mail:                 The Noah Investment Group, Inc.
                         c/o Citco-Quaker Fund Services, Inc.
                         P.O. Box C1100
                         Southeastern, PA  19398-1100

By Overnight Delivery:   The Noah Investment Group, Inc.
                         c/o Citco-Quaker Fund Services, Inc.
                         1288 Valley Forge Road, Suite 88
                         Valley Forge, PA  19482

Your purchase order, if accompanied by payment, will be processed upon receipt by Citco-Quaker Fund Services, Inc., the Funds' Transfer Agent. If the Transfer Agent receives your order and payment by the close of regular trading on the Exchange (currently 4:00 p.m. Eastern time), your shares will be purchased at the Fund's POP calculated at the close of regular trading on that day. Otherwise, your shares will be purchased at the POP determined as of the close of regular trading on the next business day.

PURCHASING SHARES BY WIRE TRANSFER
----------------------------------
To make an initial purchase of shares by wire transfer, take the following steps:

1.   Call 1-800-794-NOAH (6624) to inform us that a wire is being sent.
2.   Obtain an account number from the Transfer Agent.
3. Fill out, fax (610-935-3775), then mail the Account Application to the Transfer Agent
4.   Ask your bank to wire funds to the account of:

First Union National Bank
ABA# 031201467
Account# 2000014582716
For Further Credit:  (Your Name, Your Account No.)

Include your name(s), address and taxpayer identification number or Social Security number on the wire. The wire should state that you are opening a new Fund account. No purchase may be made until the Fund's Transfer Agent has received a completed and signed application.

To make subsequent purchases by wire, ask your bank to wire funds using the instructions listed above, and be sure to include your account number on the wire transfer instructions.

If you purchase Fund shares by wire, you must complete and file an Application Form with the Transfer Agent before any of the shares purchased can be redeemed. Either fill out and mail the Application Form included with this prospectus, or call the Transfer Agent and they will send you an application. You should contact your bank (which must be a commercial bank that is a member of the Federal Reserve System) for information on sending money by wire, including any charges that your bank may make for these services.

AUTOMATIC INVESTMENT PLAN
-------------------------
You may purchase shares of the NOAH FUNDS through an Automatic Investment Plan. The Plan provides a convenient way for you to have money deducted directly from your checking, savings, or other accounts for investment in shares of the NOAH FUNDS. You can take advantage of the Plan by filling out the Automatic Investment Plan Section of the Account Application included with this prospectus. You may only select this option if you have an account maintained at a domestic financial institution which is an Automated Clearing House ("ACH") member for automatic withdrawals under the Plan. The Corporation may alter, modify, amend or terminate the Plan at any time, but will notify you at least thirty (30) days beforehand if it does so.

For information and assistance concerning the Automatic Investment Plan, please call the Transfer Agent at 1-800-794-NOAH (6624).

You may cancel your Automatic Investment Plan or change the amount of your periodic payments at any time by mailing written notification of such cancellation or change to the Transfer Agent at Citco-Quaker Fund Services, Inc., P.O. Box C1100, Southeastern, PA 19398-1100 or by calling 1-800-794-NOAH
(6624). For more information, call the Transfer Agent at 1-800-794-NOAH (6624).

TELEPHONE PURCHASES
-------------------
You may make purchases by telephone only if you have an account at a bank that is a member of the ACH or you wire your payment to the Fund as described above. Most transfers are completed within three business days of your call. To preserve flexibility, the Fund may revise or eliminate the ability to purchase Fund shares by phone, or may charge a fee for such service, although the Fund does not currently expect to charge such a fee.

In order to be able to purchase shares by telephone, your account authorizing such purchases must have been established prior to your call. Your initial purchase of shares may not be made by telephone. Shares purchased by telephone will be purchased at the per share POP determined at the close of business on the day that the transfer agent receives payment through the ACH or by wire transfer. Call the Transfer Agent at 1-800-794-NOAH (6624) for details.

The Transfer Agent employs certain procedures designed to confirm that instructions communicated by telephone are genuine. Such procedures may include, but are not limited to, requiring some form of personal identification prior to acting upon telephonic instructions, providing written confirmations of all such transactions, and/or tape recording all telephonic instructions. Assuming reasonable procedures such as the above have been followed, neither the Transfer Agent nor the Fund will be liable for any loss, cost, or expense for acting upon telephone instructions that are believed to be genuine. The NOAH FUND shall have authority, as your agent, to redeem shares in your account to cover any such loss. As a result of this policy, you will bear the risk of any loss unless the NOAH FUND and/or the Transfer Agent have failed to follow procedures reasonably designed to prevent losses. However, if the NOAH FUNDS and/or the Transfer Agent fails to follow such procedures, it may be liable for such losses.

MISCELLANEOUS PURCHASE INFORMATION
----------------------------------
If you place an order for Fund shares through a securities broker, and you place your order in proper form before 4:00 p.m. Eastern time on any business day in accordance with their procedures, your purchase will be processed at the public offering price calculated at 4:00 p.m. on that day, if the securities broker transmits your order to the Transfer Agent before the end of the Transfer Agent's business day (which is usually 5:00 p.m. Eastern time). The securities broker must send to the Transfer Agent immediately available funds in the amount of the purchase price within three business days for the order.

By law, the Fund must withhold a portion of your taxable distributions and redemption proceeds unless you:

o    provide your correct social security or taxpayer identification number,
o    certify that this number is correct,
o    certify that you are not subject to backup withholding, and
o    certify that you are a U.S. person (including a U.S. resident alien).

The Fund also must withhold such distributions or proceeds if the IRS instructs the Fund to do so. For economy and convenience, share certificates will not be issued.

EXCESSIVE TRADING
-----------------
The Advisor may bar traders who make excessive trades in the Fund from purchasing shares of the NOAH FUNDS. Frequent trades, involving either substantial Fund assets or a substantial portion of the account or accounts controlled by the trader, can disrupt management of the Fund and raise its expenses. The NOAH FUNDS define "excessive trading" as exceeding one purchase and sale involving a Fund within any 120-day period. If you exceed the number of trades described above, you may be barred indefinitely from further purchases of shares of the NOAH FUNDS. Two types of transactions are exempt from the excessive trading guidelines: (1) redemptions at the option of a Fund; and (2) systematic purchases or redemptions made through the Automatic Investment Plan as described later in the section, "Shareholder Services."

HOW TO SELL (REDEEM) YOUR SHARES
--------------------------------
You may sell (redeem) your shares at any time. You may request the sale of your shares either by mail, by telephone or by wire. The proceeds of shares purchased by check for which a redemption request has been received will be redeemed, but payment will not be released to you until the check or payment received for investment has cleared, a period which may take up to 15 days.

REDEMPTION BY MAIL
------------------
Redemption requests should be mailed via U.S. mail or overnight courier service to:

By Mail:                    The Noah Investment Group, Inc.
                            c/o Citco-Quaker Fund Services, Inc.
                            P.O. Box C1100 Southeastern, PA 19398-1100

By Overnight Delivery:      The Noah Investment Group, Inc.
                            c/o Citco-Quaker Fund Services, Inc.
                            1288 Valley Forge Road, Suite 88
                            Valley Forge, PA  19482

The selling price of the shares being redeemed will be the Fund's per share NAV next calculated after receipt of all required documents in Good Order. Good Order means that the request must include:

     1.   Your account number.
     2. The number of shares to be sold (redeemed) or the dollar value of the amount to be redeemed.
     3. The signatures of all account owners exactly as they are registered on the account.
     4.   Any required signature guarantees.
     5. Any supporting legal documentation that is required in the case of estates, trusts, corporations or partnerships and certain other types of accounts.

Payment of redemption proceeds will be made no later than the third business day after the valuation date unless otherwise expressly agreed by the parties at the time of the transaction. The Corporation has made an election under Rule 18f-1 of the Investment Company Act of 1940, as amended, which allows a Fund to redeem shares, under certain circumstances, "in-kind." This means that a Fund may choose to redeem your shares with securities instead of cash. See the Statement of Additional Information for a more detailed discussion of in-kind redemptions.

SIGNATURE GUARANTEES
--------------------
A signature guarantee of each owner is required to redeem shares in the following situations, for transactions of any size:

     (i)   if you change the ownership on your account;
     (ii) when you want the redemption proceeds sent to a different address than is registered on the account;
     (iii) if the proceeds are to be made payable to someone other than the account's owner(s);
     (iv)  any redemption transmitted by federal wire transfer to your bank; and
     (v) if a change of address request has been received by the Fund or Transfer Agent within 15 days previous to the request for redemption.

In addition, signature guarantees are required for all redemptions of $25,000 or more from any NOAH Fund shareholder account. A redemption will not be processed until the signature guarantee, if required, is received in Good Order.

Signature guarantees are designed to protect both you and the NOAH FUNDS from fraud. To obtain a signature guarantee, you should visit a bank, trust company, member of a national securities exchange or other broker-dealer, or other eligible guarantor institution. (Notaries public cannot provide signature guarantees.) Signature guarantees must be signed by an authorized person at one of these institutions and be accompanied by the words "Signature Guarantee."

REDEMPTION BY TELEPHONE
-----------------------
You may redeem your shares in the NOAH FUNDS by calling the Transfer Agent at 1-800-794-NOAH (6624) if you elected to use telephone redemption on your account application when you initially purchased shares. Redemption proceeds must be transmitted directly to you or to your pre-designated account at a domestic bank. You may not redeem by telephone if a change of address request has been received by the Corporation or Citco-Quaker Fund Services, Inc., within 15 days previous to the request for redemption. During periods of substantial economic or market changes, telephone redemptions may be difficult to implement. If you are unable to contact the Transfer Agent by telephone, shares may be redeemed by delivering the redemption request in person or by mail. You should understand that with the telephone redemption option, you may be giving up a measure of security that you might otherwise have had were you to redeem your shares in writing. In addition, interruptions in telephone service may mean that you will be unable to effect a redemption by telephone if desired.

REDEMPTION BY WIRE
------------------
You may request the redemption proceeds be wired to your designated bank if it is a member bank or a correspondent of a member bank of the Federal Reserve System. A $10 fee is charged for outgoing wires.

REDEMPTION AT THE OPTION OF THE NOAH FUNDS
------------------------------------------
If the value of the shares in your account falls to less than $500, the Corporation may notify you that, unless your account is increased to $500 in value, it will redeem all your shares and close the account by paying you the redemption proceeds and any dividends and distributions declared and unpaid at the date of redemption. You will have thirty days after notice to bring the account up to $500 before any action is taken. This minimum balance requirement does not apply to IRAs and other tax-sheltered investment accounts. This right of redemption shall not apply if the value of your account drops below $500 as the result of market action. The Corporation reserves this right because of the expense to the Fund of maintaining very small accounts.

SYSTEMATIC WITHDRAWAL PLAN
--------------------------
Investors owning Fund shares having a minimum value of $10,000 may adopt a systematic withdrawal plan. Withdrawal payments to the investor may be made on a monthly, quarterly, semi-annual or annual basis and must be in a minimum amount of $500.

Shares  are  redeemed  to  make  the  requested   payment  on  the  day  of  the
shareholder's choosing each month in which a withdrawal is to be made and payments are mailed within five business days following the redemption. The redemption of shares, in order to make payments under this plan, will reduce and may eventually exhaust the account. Each redemption of shares may result in a gain or loss, which the investor must report on his income tax return. Consequently, the investor should keep an accurate record of any gain or loss on each withdrawal.

RETIREMENT PLANS
----------------
Retirement plans may provide you with a method of investing for your retirement by allowing you to exclude from your taxable income, subject to certain limitations, the initial and subsequent investments in your plan and also allowing such investments to grow without the burden of current income tax until monies are withdrawn from the plan. Contact your investment professional or call the Fund at 1-800-794-NOAH (6624) to receive information concerning your options.

                          DIVIDENDS AND DISTRIBUTIONS

Dividends paid by the NOAH FUNDS are derived from its net investment income. Net investment income will be distributed at least annually. A Fund's net investment income is made up of dividends received from the stocks it holds, as well as interest accrued and paid on any other obligations that might be held in its portfolio.

A Fund realizes capital gains when the Fund sells a security for more than the Fund paid for the security. A Fund may make distributions of its net realized capital gains (after any reductions for capital loss carryforwards), generally, once a year.

Unless you elect to have your distributions paid in cash, your distributions will be reinvested in additional shares of your Fund(s). You may change the manner in which your dividends are paid at any time by writing to the Transfer Agent at Citco-Quaker Fund Services, Inc., P.O. Box C1100, Southeastern, PA 19398-1100.

TRANSFER, DIVIDEND DISBURSING AND ACCOUNTING SERVICES AGENT
-----------------------------------------------------------
Citco-Quaker Fund Services, Inc., 1288 Valley Forge Road, Suite 88, Valley Forge, PA 19482, provides transfer agency and dividend disbursing services for the Funds. This means that its job is to maintain, accurately, the account records of all shareholders in the Funds as well as to administer the distribution of income earned as a result of investing in the Fund. Citco-Quaker Fund Services, Inc., also provides accounting services to the Funds including portfolio accounting services, expense accrual and payment services, valuation and financial reporting services, tax accounting services and compliance control services.

                                 FEDERAL TAXES

As with any investment, you should consider the tax implications of an investment in the Fund(s). The following is only a short summary of the important tax considerations generally affecting the Funds and their shareholders. You should consult your tax advisor with specific reference to your own tax situation.

Each Fund intends to qualify and maintain its qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (hereafter the "Code"), meaning that to the extent a Fund's earnings are passed on to shareholders as required by the Code, the Fund itself is not required to pay federal income taxes on the earnings. Accordingly, the Fund will pay dividends and make such distributions as are necessary to maintain its qualification as a regulated investment company under the Code.

Before you purchase shares of the Fund, you should consider the effect of both dividends and capital gain distributions that are expected to be declared or that have been declared but not yet paid. When the Fund makes these payments, its share price will be reduced by the amount of the payment, so that you will in effect have paid full price for the shares and then received a portion of your purchase price back as a taxable dividend distribution.

In general, if you are a taxable investor, Fund distributions are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash. Any capital gains the Fund distributes are taxable as long-term capital gains no matter how long you have owned your shares. Every January, you will receive a statement that shows the tax status of distributions you received for the previous year.

You may realize a taxable gain or loss when redeeming shares of the Fund depending on the difference in the prices at which you purchased and sold the shares.

Fund distributions and gains from the redemption of your Fund shares generally are subject to state and local taxes. Non-U.S. investors may be subject to U.S. withholding or estate tax, and are subject to special U.S. tax certification requirements. You should consult your tax advisor about the federal, state, local or foreign tax consequences of your investment in the Fund.

                               PRIVACY STATEMENT

At THE NOAH FUNDS, we recognize and respect the privacy of each of our investors and their expectations for confidentiality. The protection of investor information is of fundamental importance in our operation and we take seriously our responsibility to protect personal information.

We collect, retain and use information that assists us in providing the best service possible. This information comes from the following sources:

     o    Account applications and other required forms,
     o    Written, oral, electronic or telephonic communications, and
     o    Transaction history from your account.

We only disclose personal nonpublic information to third parties as necessary and as permitted by law.

We restrict access to personal nonpublic information to employees, affiliates and service providers involved in servicing your account. We require that these entities limit the use of the information provided to the purposes for which it was disclosed and as permitted by law.

We maintain physical, electronic and procedural safeguards that comply with federal standards to guard nonpublic personal information of our customers.

                                 CODE OF ETHICS

The Board of  Directors  of the NOAH FUNDS has  approved  a Code of Ethics  (the
"Code") for the Funds, Advisor and each Sub-Advisor. The Code governs the personal activities of persons who may have knowledge of the investment activities of the Funds, requires that they file regular reports concerning their personal securities transactions, and prohibits activities that might result in harm to the Funds. The Board is responsible for overseeing the implementation of the Code. The Funds have filed copies of each Code with the Securities and Exchange Commission. Copies of the Codes of Ethics may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. The Codes are also available on the SEC's EDGAR database at the SEC's web site (www.sec.gov ). Copies of this information can be obtained, after paying a duplicating fee, by electronic request (publicinfo@sec.gov), or by writing the SEC's Public Reference Section, Washington, DC 20549-0102.

                              FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the NOAH FUND Large-Cap Growth Portfolio's financial performance for the past five fiscal years. The NOAH FUND Select Value & Equity, Select Value Equity Income, Fixed Income, Global Precious Metals, and 4 Kids Portfolios did not commence operations prior to October 31, 2002, and are not included in these financial statements. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The financial information has been audited by Sanville & Company, whose report, along with the Fund's financial statements, are included in the Fund's Annual Report, which is available without charge upon request.

The table below sets forth financial data for a share of capital stock outstanding throughout each year presented.


THE NOAH FUND
FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------------------------------------
The table below sets forth financial data for a share of capital stock outstanding throughout each year presented.

                                                                           YEAR ENDED OCTOBER 31,
                                                   -------------------------------------------------------------------
                                                    2002           2001              2000          1999          1998
                                                   ------        -------           -------        ------        ------
NET ASSET VALUE, BEGINNING OF PERIOD               $13.10         $22.49            $23.17        $17.31        $13.23
                                                   ------        -------           -------        ------        ------
INVESTMENT OPERATIONS:
   Net investment income (loss)(a)                  (0.21)         (0.24)            (0.46)        (0.13)        (0.10)
   Net realized and unrealized gain/(loss)
      on investments                                (2.00)         (9.15)             1.37          6.43          4.27
                                                   ------        -------           -------        ------        ------
      Total from Investment Operations              (2.21)         (9.39)             0.91          6.30          4.17
                                                   ------        -------           -------        ------        ------
DISTRIBUTIONS:
   From net investment income                        0.00           0.00              0.00          0.00          0.00
   From realized capital gains                       0.00           0.00             (1.59)        (0.44)        (0.09)
                                                   ------        -------           -------        ------        ------
         Total distributions                         0.00           0.00             (1.59)        (0.44)        (0.09)
                                                   ------        -------           -------        ------        ------
NET ASSET VALUE, END OF PERIOD                     $10.89         $13.10            $22.49        $23.17        $17.31
                                                   ======         ======            ======        ======        ======
TOTAL RETURN                                       (16.87%)       (41.75%)            3.98%        37.06%        31.65%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in 000's)            $8,694        $10,998           $18,522        $6,472        $2,590
   Ratio of expenses to average net assets:
         before reimbursement                        2.51%          2.67%(b)          2.20%         2.72%         4.73%
         net of reimbursement                        2.20%          2.20%(b)          2.20%         2.15%         1.75%
   Ratio of net investment income (loss)
      to average net assets:
         before reimbursement                       (1.95)%        (1.97)%           (1.68)%       (2.13)%       (3.85)%
         net of reimbursement                       (1.64)%        (1.50)%           (1.68)%       (1.56)%       (0.86)%
Portfolio Turnover Rate                            186.07%        191.81%            49.76%        81.53%        66.49%

(a) Net investment loss per share is calculated using ending balances prior to the consideration of adjustments for permanent book and tax differences.
(b) Ratio excludes certain expenses not subject to the expense limitation pursuant to the voluntary agreement with management. If such expenses had been included, the ratios would have been 2.79% and 2.32%, respectively.

                              FOR MORE INFORMATION

Additional information about the NOAH FUND Large-Cap Growth Portfolio is available in the Fund's latest Semi-Annual Report, dated April 30, 2002 and Audited Annual Report, dated October 31, 2002 and Statement of Additional Information (SAI). The SAI contains more detailed information on all aspects of the NOAH FUNDS. A current SAI, dated March 3, 2003, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The NOAH FUND Large-Cap Growth Portfolio's Audited Annual Report contains audited financial information concerning the Fund and discussion relating to the factors that affected the Fund's performance during the Fund's last fiscal year.

To receive information, without charge, concerning the NOAH FUNDS or to request a copy of the SAI, annual or semi-annual report relating to the NOAH FUNDS, please contact us at:

                         The Noah Investment Group, Inc.
                      C/O CITCO-QUAKER FUND SERVICES, INC.
                        1288 Valley Forge Road, Suite 87
                             Valley Forge, PA 19482
                              1-800-794-NOAH (6624)

A copy of your requested document(s) will be mailed to you within three days of your request.

You can also contact the NOAH FUNDS by email at info@noahfund.com, or by visiting our web site at www.noahfund.com.

Information about the NOAH FUNDS (including the SAI) can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and information concerning the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090. Information about the Fund is also available on the SEC's EDGAR database at the SEC's web site (www.sec.gov ). Copies of this information can be obtained, after paying a duplicating fee, by electronic request (publicinfo@sec.gov), or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

                           Investment Company Act No.
                                    811-8058

                 TABLE OF CONTENTS

OUR FUNDS ...................................    3

  NOAH FUND Large-Cap Growth Portfolio ......    3

  NOAH FUND Select Value Equity Portfolio ...    6

  NOAH FUND Select Value Equity
    & Income Portfolio ......................    8

  NOAH FUND Fixed Income Portfolio ..........   10               [LOGO]
                                                               NOAH FUNDS
  NOAH FUND Global Precious Metals
    Portfolio ...............................   12

  NOAH FUND 4 Kids Portfolio ................   15             PROSPECTUS

INVESTMENT OBJECTIVES AND
  PRINCIPAL STRATEGIES ......................   17
                                                             1-800-794-6624
WHO MANAGES OUR FUNDS .......................   21           1-800-794-NOAH

  Investment Advisor ........................   22

  Investment Sub-Advisors ...................   22           March 3, 2003

HOW TO BUY AND SELL SHARES ..................   23

DIVIDENDS AND DISTRIBUTIONS .................   31

FEDERAL TAXES ...............................   32

PRIVACY STATEMENT ...........................   33

CODE OF ETHICS ..............................   33

FINANCIAL HIGHLIGHTS ........................   33

FOR MORE INFORMATION ........................   35

                         THE NOAH INVESTMENT GROUP, INC.
                      c/o Citco-Quaker Fund Services, Inc.
                                 P.O. Box C1100
                           Southeastern, PA 19398-1100

                       STATEMENT OF ADDITIONAL INFORMATION

                              Dated: March 3, 2003


This Statement of Additional Information (the "SAI") is not a prospectus but should be read in conjunction with the current Prospectus, dated March 3, 2003 of The Noah Investment Group, Inc. (the "Company"). To obtain a copy of the Prospectus, please call 1-800-794-NOAH (6624). The prospectus of the Company is incorporated by reference into this SAI for all purposes as if fully set forth herein. This SAI relates only to the following series of the Company: NOAH FUND Large-Cap Growth Portfolio (formerly, the NOAH FUND), NOAH FUND Select Value Equity Portfolio, NOAH FUND Select Value Equity & Income Portfolio, NOAH FUND Fixed Income Portfolio, NOAH FUND Global Precious Metals Portfolio, and NOAH FUND 4 Kids Portfolio (each a "Fund" and together the "Funds").

                                TABLE OF CONTENTS

                                                                            Page

INVESTMENT OBJECTIVES AND POLICIES.............................................2
THE FUNDS......................................................................3
MANAGEMENT OF THE COMPANY AND FUNDS............................................3
REMUNERATION OF DIRECTORS AND OFFICERS.........................................7
PRINCIPAL HOLDERS OF SECURITIES................................................8
INVESTMENT MANAGEMENT SERVICES.................................................8
DISTRIBUTOR...................................................................10
DISTRIBUTION PLAN.............................................................10
BROKERAGE ALLOCATIONS.........................................................11
REDEMPTION IN KIND............................................................12
PURCHASE AND REDEMPTION OF SHARES.............................................12
PURCHASES THROUGH FINANCIAL SERVICES ORGANIZATIONS............................12
AUTOMATIC INVESTMENT PLAN.....................................................13
INDIVIDUAL RETIREMENT ACCOUNTS ("IRAS").......................................13
TRANSFER AGENT, DIVIDEND DISBURSING AND ACCOUNTING SERVICES AGENT.............13
AUDITOR.......................................................................14
AUDIT COMMITTEE...............................................................14
CUSTODIAN.....................................................................14
REGISTRATION STATEMENT........................................................14
FINANCIAL STATEMENTS..........................................................14
TAXES, DIVIDENDS AND CAPITAL GAINS............................................15
ADDITIONAL PERFORMANCE INFORMATION FOR THE FUNDS..............................16
GENERAL INFORMATION...........................................................20
SHAREHOLDER MEETINGS..........................................................21
CODE OF ETHICS................................................................21

                       INVESTMENT OBJECTIVES AND POLICIES

The investment objectives, investment policies, and the fundamental philosophical investment restrictions of the Funds are described in the Funds' Prospectus. Each Fund is subject to the following additional fundamental investment restrictions. Fundamental investment restrictions may not be changed without a vote of a majority of the Fund's outstanding shares, as that term is defined in the Investment Company Act of 1940, as amended (the "1940 Act").

Unless otherwise noted, the Funds will not:

(a) with respect to 75% of its assets, invest more than 5% of the market value of its assets in the securities of any single issuer (other than obligations issued or guaranteed as to principal and interest by the U.S. Government or any agency or instrumentality thereof). (This restriction does not apply to the NOAH FUND Global Precious Metals Portfolio);

(b) with respect to 75% of its assets, purchase more than 10% of any class of the outstanding voting securities of any issuer (other than obligations of the U.S. Government) (NOAH Fund Large-Cap Growth Portfolio only);

(c) invest more than 5% of its assets in the securities of companies that (with predecessors) have a continuous operating history of less than three years (NOAH Fund Large-Cap Growth Portfolio only);

(d) invest 25% or more of its total assets in one or more issuers conducting their principal business activities in the same industry (this restriction does not apply to the NOAH FUND Global Precious Metals Portfolio);

(e) borrow money except from a bank and only for temporary or emergency purposes, and then only in an amount not in excess of 10% of the lower of the market value or cost of its assets, in which case it may pledge, mortgage or hypothecate any of its assets as security for such borrowing, but not to an extent greater than 10% of the market value of its assets; the Fund will not purchase any securities while such borrowings exceed 5% of the Fund's assets;

(f)  underwrite the securities of other issuers;

(g)  make loans except by purchasing  bonds,  debentures or similar  obligations
     which  are  either  publicly   distributed  or  customarily   purchased  by
     institutional investors;

(h) invest in oil, gas or mineral leases or real estate, except that the Fund may purchase the securities of companies engaged in the business of real estate, including real estate investment trusts;

(i) invest in commodities or commodity contracts (this restriction does not apply to the NOAH FUND Global Precious Metals Portfolio); or

(j)  issue or invest in senior securities.

These investment limitations, as described above, are considered to apply at the time that securities are purchased.

                                    THE FUNDS

The Company was organized on December 16, 1992, as a Maryland corporation, and is a mutual fund of the type known as an open-end management investment company. The Company did not begin operations until 1996 and, at that time, initially offered shares of the NOAH FUND Large-Cap Growth Portfolio Class A (formerly, the NOAH FUND). A mutual fund permits an investor to pool his or her assets with those of others in order to achieve economies of scale, take advantage of professional money managers and enjoy other advantages traditionally reserved for large investors. The Company is authorized to issue 500,000,000 shares of common stock, par value $0.001 per share. The Company's Articles of Incorporation permits its Board of Directors to classify any unissued shares into one or more classes and series of shares. On April 11, 2002, the Board authorized the issuance of shares of the following Portfolios:

NOAH FUND Select Value Equity Portfolio Class A NOAH FUND Select Value Equity & Income Portfolio Class A NOAH FUND Fixed Income Portfolio Class A NOAH FUND Global Precious Metals Portfolio Class A NOAH FUND 4 Kids Portfolio Class A

All of the Company' Portfolios are classified as "diversified," as that term is defined in the 1940 Act, except the NOAH FUND Global Precious Metals Portfolio, which is classified as "non-diversified" in accordance with the definition in the 1940 Act. Fund shares are fully paid and non-assessable. They are entitled to such dividends and distributions as may be paid with respect to the shares and shall be entitled to such sums on liquidation of the Fund as shall be determined. Other than these rights, they have no preference as to conversion, exchange, dividends, retirement or other features and have no preemption rights.

                       MANAGEMENT OF THE COMPANY AND FUNDS

The Company's Board of Directors (the "Board of Directors") is responsible for the Funds' management, and they have certain fiduciary duties and obligations to the Funds and their shareholders under the laws of the State of Maryland and applicable federal securities laws. The information provided below sets forth biographical information regarding each Director. Directors who are "interested persons" of the Funds, as that term is defined by Section 2(a)(10) of 1940 Act, are marked by an asterisk.

               DIRECTORS WHO ARE INTERESTED PERSONS OF THE COMPANY

----------------------------------------------------------------------------------------------------------------------------
                              POSITION(S)    TERM OF OFFICE                                NUMBER OF            OTHER
           NAME,               HELD WITH      & LENGTH OF     PRINCIPAL OCCUPATION(S)      PORTFOLIOS       DIRECTORSHIPS
       ADDRESS & AGE           THE FUND       TIME SERVED       DURING PAST 5 YEARS         OVERSEEN            HELD
----------------------------------------------------------------------------------------------------------------------------
*William L. Van Alen, Esq.   Director,      Each Director     Mr. Van Alen is an               6          USA
975 Delchester Road          President,     serves for an     attorney engaged in the                     Technologies,
Newtown, PA 19382            Treasurer      indefinite        private practice of law                     Inc.
Age 68                                      term.  Mr. Van    since 1962.  He is also
                                            Alen has served   President, Director and
                                            since 1996.       Chairman of the Board
                                                              of Polestar Management
                                                              Company, the Fund's
                                                              Advisor.  He is also
                                                              President of
                                                              Cornerstone
                                                              Entertainment, Inc., a
                                                              company engaged in the
                                                              film and entertainment
                                                              industry.
----------------------------------------------------------------------------------------------------------------------------

             DIRECTORS WHO ARE NOT INTERESTED PERSONS OF THE COMPANY
----------------------------------------------------------------------------------------------------------------------------
           NAME,              POSITION(S)    TERM OF OFFICE   PRINCIPAL OCCUPATION(S)      NUMBER OF            OTHER
                               HELD WITH      & LENGTH OF                                  PORTFOLIOS       DIRECTORSHIPS
       ADDRESS & AGE           THE FUND       TIME SERVED       DURING PAST 5 YEARS         OVERSEEN            HELD
----------------------------------------------------------------------------------------------------------------------------
Dr. Forest H. Anthony, MD    Director       Each Director     Dr. Anthony has been             6          None
1426 Fairview Road                          serves for an     Vice President of
Villanova, PA 19085                         indefinite        Protarga, Inc., a
Age 50                                      term.  Dr.        pharmaceutical company,
                                            Anthony has       from June 1998 to the
                                            served since      present; was the
                                            1996.             Director of Science of
                                                              the University City
                                                              Science Center, a
                                                              technology company,
                                                              from September 1997 to
                                                              June 1998; was
                                                              President and Chief
                                                              Executive Officer of
                                                              Avid Corporation, a
                                                              pharmaceutical company,
                                                              from January 1991 to
                                                              September 1997; was a
                                                              member of the Board of
                                                              Directors of the
                                                              Biotechnology Industry
                                                              Organization, a trade
                                                              association, from 1993
                                                              to 1997; and has been
                                                              Chairman of the Board
                                                              of Trustees of The
                                                              American Academy, a
                                                              nonprofit organization,
                                                              which is a school for
                                                              grades kindergarten
                                                              through twelfth grade.
----------------------------------------------------------------------------------------------------------------------------

                                       4

----------------------------------------------------------------------------------------------------------------------------
Mr. Donald D. Kennedy,       Director       Each Director     Mr. Kennedy graduated            6          None
Jr., Esq.                                   serves for an     from Princeton in 1953
6915 Green Tree                             indefinite        and Penn LLB in 1960.
Drive                                       term.  Mr.        He retired in 1992 as
Naples, FL 34108                            Kennedy has       an Attorney and former
Age 71                                      served since      General Counsel and
                                            1998.             Chairman of the Board
                                                              of National Liberty
                                                              Insurance Company.
                                                              Since then, he has been
                                                              president and a member
                                                              of various
                                                              institutions, both
                                                              charitable and
                                                              non-profit.
----------------------------------------------------------------------------------------------------------------------------
Mr. Roger J. Knake           Director       Each Director     Mr. Knake has been               6          None
615 Mountain View Road                      serves for an     President of MCX, Inc.
Berwyn, PA 19312                            indefinite        (formerly known as
Age 61                                      term.  Mr.        XITEL, Inc.) from June
                                            Knake has         1983 to the present.
                                            served since      MCX, Inc. is a computer
                                            1996.             software consultant
                                                              company.
----------------------------------------------------------------------------------------------------------------------------
Mr. Martin V. Miller, Esq.   Director       Each Director     Mr. Miller was engaged           6          None
344 Venetian Drive, #2                      serves for an     in the practice of
Delray Beach, FL 33483                      indefinite        securities law during
Age 76                                      term.  Mr.        the period from 1959
                                            Miller has        until 2000.  During
                                            served since      that period of time, he
                                            2000.             was employed by the
                                                              U.S. Securities and
                                                              Exchange Commission
                                                              until 1968, as a partner
                                                              in the Law firm, Stradley,
                                                              Ronon, Stevens and Young,
                                                              LLP until 1983 and as a
                                                              sole practitioner until
                                                              his retirement in 2000.
----------------------------------------------------------------------------------------------------------------------------

                                       5

----------------------------------------------------------------------------------------------------------------------------
Mr. George Jensen            Director       Each Director     Chairman, CEO and                6          USA
200 Plant Avenue                            serves for an     Director of USA                             Technologies,
Wayne, PA  19087                            indefinite        Technologies, Inc., a                       Inc.
Age 45                                      term.  Mr.        technology design and
                                            Miller has        manufacturing company,
                                            served since      since 1992.  Executive
                                            1996.             officer of American
                                                              Film Technologies from
                                                              1985 until 1992.  CEO
                                                              and President of
                                                              International Film
                                                              Productions, Inc. from
                                                              1979 to 1985.  Named
                                                              1989 Entrepreneur of
                                                              the Year in the high
                                                              technology category for
                                                              Philadelphia by Ernst &
                                                              Young and Inc.
                                                              Magazine.  Mr. Jensen
                                                              received his Bachelor
                                                              of Science Degree from
                                                              the University of
                                                              Tennessee and is a
                                                              graduate of the
                                                              Advanced Management
                                                              Program at the Wharton
                                                              School of the
                                                              University of
                                                              Pennsylvania.
----------------------------------------------------------------------------------------------------------------------------

* Mr. William L. Van Alen, Jr. is an interested person of the Funds by virtue of being an officer and director of The Noah Investment Group, Inc. and an officer and director of Polestar Management Company, the Funds' investment advisor.

Officers of the Company

-------------------------------------------------------------------------------------------------------------------------------
           NAME,              POSITION(S)    TERM OF OFFICE   PRINCIPAL OCCUPATION(S)      NUMBER OF      OTHER DIRECTORSHIPS
                               HELD WITH      & LENGTH OF                                  PORTFOLIOS
       ADDRESS & AGE           THE FUND       TIME SERVED       DURING PAST 5 YEARS         OVERSEEN              HELD
-------------------------------------------------------------------------------------------------------------------------------
Mr. William L. Van Alen,     President,     Served since      President, Polestar       Not Applicable    USA Technologies,
Jr., Esq.                    Treasurer      1998.             Management Company Inc.
-------------------------------------------------------------------------------------------------------------------------------
David D. Jones               Asst.          Elected in 2002   President, Citco-Quaker   Not Applicable    None
                             Secretary                        Fund Services, Inc.
-------------------------------------------------------------------------------------------------------------------------------
Theresa McNamee              Asst.          Elected in 2002   Relationship Manager,     Not Applicable    None
                             Secretary                        Citco-Quaker Fund
                                                              Services, Inc.
-------------------------------------------------------------------------------------------------------------------------------

                    OWNERSHIP OF FUND SECURITIES BY DIRECTORS

The table below shows the dollar range of Fund securities owned by the directors of the Company as of December 31, 2002. Directors are exempt from sales charges on purchases of Fund securities. Since the NOAH FUND Large-Cap Growth Portfolio was the only active Fund as of December 31, 2002, all holdings are in that Fund only.

Directors Who Are Interested Persons of the Company
---------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
                                                                                 AGGREGATE DOLLAR RANGE OF EQUITY
                                                                                   SECURITIES IN ALL REGISTERED
                                            DOLLAR RANGE OF EQUITY SECURITIES    INVESTMENT COMPANIES OVERSEEN BY
                                            IN THE NOAH FUND LARGE-CAP GROWTH    DIRECTOR IN FAMILY OF INVESTMENT
             NAME OF DIRECTOR                           PORTFOLIO                           COMPANIES
-----------------------------------------------------------------------------------------------------------------
Mr. William L. Van Alen, Esq.                          $1-- $10,000                        $1-- $10,000
-----------------------------------------------------------------------------------------------------------------

Directors Who Are Not Interested Persons of the Company
-------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
                                                                                 AGGREGATE DOLLAR RANGE OF EQUITY
                                                                                   SECURITIES IN ALL REGISTERED
                                            DOLLAR RANGE OF EQUITY SECURITIES    INVESTMENT COMPANIES OVERSEEN BY
                                            IN THE NOAH FUND LARGE-CAP GROWTH    DIRECTOR IN FAMILY OF INVESTMENT
             NAME OF DIRECTOR                           PORTFOLIO                           COMPANIES
-----------------------------------------------------------------------------------------------------------------
Dr. Forest H. Anthony, MD                              Over $100,000                      Over $100,000
-----------------------------------------------------------------------------------------------------------------
Mr. Roger J. Knake                                    $1 -- $10,000                        $1 - $10,000
-----------------------------------------------------------------------------------------------------------------
Mr. Donald D. Kennedy, Jr., Esq.                   $50,0001 -- $100,000                $50,0001 -- $100,000
-----------------------------------------------------------------------------------------------------------------
Mr. Martin V. Miller, Esq.                           $10,001-$50,000                     $10,001-$50,000
-----------------------------------------------------------------------------------------------------------------
Mr. George Jensen None None
-----------------------------------------------------------------------------------------------------------------

                     REMUNERATION OF DIRECTORS AND OFFICERS

No Director or Officer of the Company receives compensation for acting as such. In the future, the non-interested Directors may receive a fee for each Board of Directors' meeting or Committee meeting attended, plus expenses. As of February 1, 2003, the Company's Directors and Officers, as a group, owned less than 1% of the Fund's outstanding shares.

                         PRINCIPAL HOLDERS OF SECURITIES

At the close of business on February 1, 2003, the following persons were known by the Company to be the beneficial owners of more than 5% of the Company's outstanding Shares:

1. J. Templeton, c/o Glenmeade Trust Company, PO Box 58997, Philadelphia, PA 19102-8997 - 6.27%

2. Charles Schwab, for the exclusive benefit of client accounts - 5.02%

                         INVESTMENT MANAGEMENT SERVICES

Information on the Funds' Investment Advisor and Sub-Advisors is set forth in the Prospectus. This section contains additional information concerning the Advisor and Sub-Advisors and their obligations to the Funds.

General Advisor Duties
----------------------
Polestar Management Company, Inc. (the "Advisor") is owned by William L. Van Alen, who serves as the President and CEO of the Advisor and Director, President and Treasurer of the Fund. The Advisor and Sub-Advisors supervise and implement the investment activities of the Funds, including the making of specific decisions as to the purchase and sale of portfolio investments. Among the responsibilities of each Sub-Advisor under its Sub-Investment Advisory Agreement ("Sub-Advisory Agreement") is the selection of brokers and dealers through whom transactions in each Fund will be effected.

The Advisory Agreement and each Sub-Advisory Agreement provide that each Advisor and each Sub-Advisor shall not be liable for any loss suffered by the Company/Fund or its shareholders as a consequence of any act or omission in connection with services under its respective agreement, except by reason of the Advisor's or Sub-Advisor's willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations and duties.

Each Advisory Agreement and each Sub-Advisory Agreement has an initial term of two years, but may be continued thereafter from year to year so long as its continuance is approved at least annually (a) by the vote of a majority of the Directors of the Company who are not "interested persons" of the Company or the Advisor cast in person at a meeting called for the purpose of voting on such approval, and (b) by the majority vote of the Board of Directors or by the "vote of a majority of the outstanding voting securities of the Company" (as defined in the 1940 Act).

During the past fiscal year, the Board, including a majority of the independent Directors, approved the renewal of the Investment Advisory and Sub-Advisory Agreements. In approving the investment advisory agreements between the Company and the Advisor, as well as the Sub-Advisor, the Board considered a number of factors which it considered material to the Agreements. Among those factors was the fact that the Advisor currently has provided competent supervision, regulatory compliance services, portfolio oversight services, and reporting functions to each existing Portfolio. The Board examined the fees to be paid to the Advisor and the Sub-Advisor and determined that the fees were reasonable in light of the services provided and the fees charged by other advisers to similar funds offering similar services. The Board noted that the Advisor's exclusive function was to serve as investment adviser to the Company's Funds, so other than the fees received for such services, there were no other fall-out benefits or ancillary benefits that would accrue to other Advisor clients. Because the Advisor served as a manager of managers, there was no concern about soft dollar arrangements or interested party transactions between the Portfolio and the Advisor. Lastly, the Board concluded that the staff and senior management of the Advisor and Sub-Advisor were experienced industry professionals that would perform their functions in a capable manner. The

Board did not assign any relative value to the factors it considered. Instead, it considered all such factors, taken as a whole.

During the past three fiscal years ended October 31, 2002, 2001, and 2000, the NOAH FUND Large Cap Growth Portfolio was the only active Portfolio of the Fund. For the fiscal years ended October 31, 2002, 2001, and 2000, the NOAH FUND Large Cap Growth Portfolio paid the Advisor $103,396, $133,586, and $172,679, respectively, for management of the Fund's assets. For the fiscal years ended October 31, 2002, 2001, and 2000, the Advisor voluntarily waived $31,814, $63,056, and $0.00, respectively, of its advisory fee.

Sub-Advisory Fees
-----------------
Under the Sub-Advisory Agreement between the Advisor and Geewax Terker & Company ("GTC") for GTC to serve as Sub-Advisor for the NOAH FUND Large-Cap Growth Portfolio, the Advisor pays GTC as follows:

     o    $1.00 per annum on average net assets of up to $20,000,000;
     o    0.75% per annum on average net assets from $20,000,000 to $40,000,000;
     o    0.50% per annum on average net assets from $40,000,000 to $90,000,000;
          and
     o    0.75% per year on average net assets in excess of $90,000,000.

For the fiscal years ended October 31, 2002, 2001, and 2000, the NOAH FUND Large-Cap Growth Portfolio paid GTC $1.00 each year for management of the Fund's assets.

Under a sub-advisory agreement between the Company, the Advisor and GTC for GTC to furnish the day-to-day advisory services for the NOAH FUND 4 Kids Portfolio, the Advisor pays GTC as follows:

     o    $1.00 per annum on average net assets of up to $20,000,000;
     o    0.75% per annum on average net assets from $20,000,000 to $40,000,000;
     o    0.50% per annum on average net assets from $40,000,000 to $90,000,000;
          and
     o    0.75% per year on average net assets in excess of $90,000,000.

GTC may voluntarily waive some or all of its fees and/or reimburse the Portfolio to maintain a certain overall expense ratio. In the event that GTC voluntarily undertakes such waiver, GTC may recover its waived fees or unreimbursed expenses for thirty-six months after the waiver or reimbursement. No fees have been paid to GTC for management of the NOAH FUND 4 Kids Portfolio because the Portfolio is new and was not operational during the past three fiscal years.

Under a sub-advisory agreement between the Company, the Advisor and Philadelphia Investment Management Company ("PIMC") for management of the NOAH FUND Select Value Equity and NOAH FUND Select Value Equity & Income Portfolios, the Advisor will pay PIMC a fee of 0.25% of the average daily net assets of each Portfolio. PIMC has contractually agreed to waive its fee under this sub-advisory agreement until the aggregate assets in both Portfolios reach $100 million. PIMC will continue to receive its fee after that point whether or not the aggregate assets of both Portfolios stay above $100 million. In addition, in the future, PIMC may voluntarily waive some or all of its fees and/or reimburse the Portfolios to maintain a certain overall expense ratio. In the event that PIMC voluntarily undertakes such waiver, PIMC may recover its waived fees or unreimbursed expenses for thirty-six months after the waiver or reimbursement. No fees have been paid to PIMC for management of the NOAH FUND Select Value Equity and NOAH FUND Select Value Equity & Income Portfolios because the Portfolios are new and were not operational during the past three fiscal years.

Under a sub-advisory agreement between the Company, the Advisor and Philadelphia Investment Management Company ("PIMC") for management of the NOAH FUND Fixed Income Portfolio, the Advisor will pay PIMC a fee equal to an annual rate of:

     o    0.25% on the average daily net assets of up to $10,000,000;
     o    0.20% on the average daily net assets from $10,000,000 to $25,000,000;
          and
     o    0.15% on the average daily net assets in excess of $25,000,000.

PIMC may voluntarily waive some or all of its fees and/or reimburse the Portfolio to maintain a certain overall expense ratio. In the event that PIMC voluntarily undertakes such waiver, PIMC may recover its waived fees or unreimbursed expenses for thirty-six months after the waiver or reimbursement. No fees have been paid to PIMC for management of the NOAH FUND Fixed Income Portfolio because the Portfolio is new and was not operational during the past three fiscal years.

Under a sub-advisory agreement between the Company, the Advisor and Lasure Capital Management, Ltd. ("LCM") for management of the NOAH FUND Global Precious Metals Portfolio, the Advisor will pay LCM a fee equal to the annual rate of 0.25% per year on average net assets of the Portfolio. LCM will not receive any fee until the Portfolio's assets reach $25,000,000 or three years time has passed, whichever occurs first. LCM may voluntarily waive some or all of its fees and/or reimburse the Portfolio to maintain a certain overall expense ratio. In the event that LCM voluntarily undertakes such waiver, LCM may recover its waived fees or unreimbursed expenses for thirty-six months after the waiver or reimbursement. No fees have been paid to LCM for management of the NOAH FUND Global Precious Metals Portfolio because the Portfolio is new and was not operational during the past three fiscal years.

The  Advisory   Agreement  and  each   Sub-Advisory   Agreement  will  terminate
automatically in the event of its assignment (as defined in the 1940 Act).

                                   DISTRIBUTOR

Citco-Quaker Fund Distributors, Inc., 1288 Valley Forge Road, Suite 76, Valley Forge, PA 19482 (the "Distributor"), an affiliate of Citco-Quaker Fund Services, Inc., serves as distributor in the continuous offering of each Fund's shares. The Distributor receives a flat fee of $10,000 per year for such services, paid in equal monthly installments. The Distributor agreed to waive receipt of its monthly fee payment until August 1, 2002. For the period from December 28, 2001 to fiscal year end October 31, 2002, the Distributor received $2,000, which does not include the $8,000 of fees waived through August 1, 2002.

Prior to December 28, 2001, AmeriMutual Funds Distributor, Inc., 150 Motor Parkway, Suite 109, Hauppauge, NY 11788, served as Distributor of the Company's shares. For the period from November 1, 2001 through December 27, 2001, AmeriMutual Funds Distributor, Inc. received $1,667 from the Company for such services. For the fiscal year ending October 31, 2001, and 2000, AmeriMutual Funds Distributor, Inc. received $10,000 each year from the Company for such services.

                                DISTRIBUTION PLAN

The Company has adopted a distribution plan for each Fund (the "Distribution Plans"), pursuant to which each Fund may incur distribution expenses of up to 0.25% per annum of that Fund's average daily net assets payable to the Advisor for distribution and shareholder servicing activities.

The Distribution Plan for the NOAH FUND Large-Cap Growth Portfolio was approved by the Board of Directors including a majority of the Fund's non-interested Directors, and by the vote of the Fund's shareholders at the annual shareholders' meeting held on January 9, 1998. Thereafter, the plan continues for successive annual periods provided that such continuance is specifically approved at least annually by a vote of a majority of the Board of Directors and a majority of the Directors who are not interested persons of the Fund and have no direct or indirect financial interest in the operation of the plan or related agreements (the "12b-1 Directors"), cast in person at a meeting called for the purpose of voting on such plan or agreements.

The Distribution Plan for the other Funds of the Company was approved by the Board of Directors including a majority of the Company's non-interested Directors, at a Meeting held on April 11, 2002.

The Distribution Plans provide that the Funds may finance activities which are primarily intended to result in the sale of Fund shares, including, but not limited to, advertising, printing and mailing of prospectuses and reports for other than existing shareholders, printing and distribution of sales literature, and the compensation of persons primarily engaged in the sale and marketing of the Funds' shares.

In approving the Distribution Plans, in accordance with the requirements of Rule 12b-1 under the 1940 Act, the Directors considered various factors and determined that there is a reasonable likelihood that the Distribution Plans will benefit the Funds and their shareholders.

Each Distribution Plan may not be amended to increase materially the amount to be spent by the applicable Fund under the Distribution Plan without shareholder approval, and all material amendments to the provisions of the Distribution Plan must be approved by a vote of a majority of the Board of Directors, including a majority of the 12b-1 Directors, cast at a meeting called for the purpose of such a vote. During the continuance of the Distribution Plan, the Board of Directors will receive quarterly, and in writing, the amounts and purposes of the distribution payments. Further, during the term of the Distribution Plan, the selection and nomination of those Directors who are non-interested persons of the Company must be and has been committed to the discretion of the independent Directors.

The itemized expenses pursuant to the Plan for the NOAH FUND Large-Cap Growth Portfolio for the fiscal year ended October 31, 2002 are as follows:

                                                    Total payments pursuant to
                                                   the Plan for the fiscal year
                                                      ended October 31, 2002
--------------------------------------------------------------------------------
Advertising                                                      $10,000
--------------------------------------------------------------------------------
Printing and Mailing of Prospectuses to other
         than Current Shareholders                                $5,500
--------------------------------------------------------------------------------
Compensation to Distributors                                       $0.00
--------------------------------------------------------------------------------
Compensation to Dealers                                            $0.00
--------------------------------------------------------------------------------
Compensation to Sales Personnel                                    $0.00
--------------------------------------------------------------------------------
Interest or Other Finance Charges                                  $0.00
--------------------------------------------------------------------------------
Administration and Shareholder Servicing                         $10,349
--------------------------------------------------------------------------------
Other Fees                                                         $0.00
--------------------------------------------------------------------------------
TOTAL                                                            $25,849

                              BROKERAGE ALLOCATIONS

Subject to policies established by the Board of Directors, the Advisor and Sub-Advisors will arrange for the execution of portfolio transactions. In placing brokerage orders, the Advisor and Sub-Advisors will seek the best overall terms available. In assessing the best overall terms available for any transaction, the Advisor and Sub-Advisors shall consider all factors that they deem relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis.

The Advisor and Sub-Advisors are authorized to pay to a broker or dealer who provides such brokerage services a commission for executing a portfolio transaction for a Fund which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if the Advisor or Sub-Advisor determines, in good faith, that such commission was reasonable in relation to the value of the brokerage and/or research services provided by such broker or dealer - viewed in terms of that particular transaction or in terms of the overall responsibilities of the Advisor and Sub-Advisor to the Fund. Brokerage transactions may also be allocated in recognition of sale of Fund shares.

For the fiscal years ending October 31, 2002, 2001, and 2000, the NOAH FUND Large-Cap Growth Portfolio paid $50,662, $40,032, and $13,481, respectively, in brokerage fees. None of the other Funds offered shares prior to the end of the fiscal year on October 31, 2002.

                               REDEMPTION IN KIND

A Notification under Rule 18f-1 under the 1940 Act has been filed on behalf of the Company, pursuant to which it has undertaken to pay in cash all requests for redemption by any shareholder of record, limited in amount with respect to each shareholder during any 90-day period to the lesser amount of (i) $250,000, or
(ii) 1% of the net asset value of a Fund at the beginning of such election period. The Company intends to pay redemption proceeds in excess of such lesser amount in cash, but reserves the right to pay such excess amount in kind, if it is deemed to be in the best interests of the Fund to do so. In making a redemption in kind, the Company reserves the right to select from the applicable Fund's portfolio holdings a number of shares which will reflect the portfolio make-up and the value of which will approximate, as closely as possible, the value of the Fund shares being redeemed, or to select from one or more portfolio investments, shares equal in value to the total value of the Fund shares being redeemed. Any shortfall will be made up in cash.

Investors receiving an in-kind distribution are advised that they will likely incur a brokerage charge on the disposition of such securities through a broker. The portfolio securities distributed in kind will be valued at the values used for the purpose of calculating the per share net asset value used in valuing the Fund's shares tendered for redemption.

                        PURCHASE AND REDEMPTION OF SHARES

A description of the procedure for the determination of the net asset value of each Fund 's shares is contained in the Prospectus, which is incorporated herein by reference.

               PURCHASES THROUGH FINANCIAL SERVICES ORGANIZATIONS

Investors may purchase shares of each Fund at net asset value through programs or services offered or administered by broker-dealers, financial institutions or other service providers ("Processing Intermediaries") that have entered into agreements with the Distributor. Such Processing Intermediaries may become shareholders of record and may use procedures and impose restrictions in addition to or different from those applicable to investors who invest directly in the Funds or by placing orders with selected dealers. Certain services of the Company may not be available or may be modified in connection with the programs provided by Processing Intermediaries. A Fund may accept requests only from the Processing Intermediary to purchase additional shares for an account in which the Processing Intermediary is the shareholder of record. Processing Intermediaries may charge fees or assess other charges for the services they provide to their customers. Any such fee or charge paid directly by shareholders is retained by the Processing Intermediary and is not remitted to the Fund, the Distributor or the Advisor. Additionally, the Advisor, the Distributor and/or the Fund may pay fees to Processing Intermediaries to compensate them for the services they provide. Program materials provided by the Processing Intermediary should be read in conjunction with the Prospectus before investing in this manner. Shares of a Fund may be purchased through Processing Intermediaries without regard to the Fund's minimum purchase requirement.

The Fund may authorize one or more Processing Intermediaries (and other Processing Intermediaries properly designated thereby) to accept purchase and redemption orders on a Fund's behalf. In such event, the Fund will be deemed to have received a purchase order when the Processing Intermediary accepts the customer order. The order will be priced at the Fund's net asset value next computed after the order has been received by the Fund from the Processing Intermediary.

                            AUTOMATIC INVESTMENT PLAN

A shareholder may make arrangements for an Automatic Investment Plan (i.e., automatic monthly investments from the shareholder's bank account) by calling the Fund at 1-800-794-NOAH (6624) and requesting an application. The Automatic Investment Plan may be changed or canceled at any time upon receipt by the Fund's Transfer Agent of written instructions or an amended application from the shareholder with signatures guaranteed.

Since a Fund's shares are subject to fluctuations in both income and market value, an investor contemplating making periodic investments in shares of a Fund should consider his financial ability to continue such investments through periods of low price levels, and should understand that such a program cannot protect him against loss of value in a declining market.

                     INDIVIDUAL RETIREMENT ACCOUNTS ("IRAS")

In general, an IRA provides certain tax advantages for participants. Under an IRA plan, a participant's periodic contributions and all dividends and capital gains distributions will be invested in shares of the applicable Fund.

An individual may establish and make contributions of up to $2,000 per year to his or her own IRA or may roll over moneys from other tax qualified plans. An individual wishing to make an IRA investment, should consult with his or her own tax Advisor before doing so. Investors should call the Transfer Agent at 1-800-794-NOAH (6624) for information and instructions.

        TRANSFER AGENT, DIVIDEND DISBURSING AND ACCOUNTING SERVICES AGENT

Citco-Quaker Fund Services, Inc., 1288 Valley Forge Road, Suite 88, Valley Forge, PA 19482, provides transfer agency and dividend disbursing services for the Funds. This means that its job is to maintain, accurately, the account records of all shareholders in the Funds as well as to administer the distribution of income earned as a result of investing in the Funds. Citco-Quaker Fund Services, Inc., also provides accounting services to the Funds including portfolio accounting services, expense accrual and payment services, valuation and financial reporting services, tax accounting services and compliance control services.

                                     AUDITOR

Sanville & Company located at 1514 Old York Road, Abington, PA 19001 serves as the Company's independent public accountants and will audit the Company's financial statements.

                                 AUDIT COMMITTEE

The Company has an Audit Committee, which assists the Board of Directors in fulfilling its duties relating to the Funds' accounting and financial reporting practices, and also serves as a direct line of communication between the Board of Directors and the independent auditors. The specific functions of the Audit Committee include recommending the engagement or retention of the independent auditors, reviewing with the independent auditors the plan for and the results of the auditing engagement, approving professional services provided by the independent auditors prior to the performance of such services, considering the range of audit and non-audit fees, reviewing the independence of the independent auditors, reviewing the scope and results of the Funds' procedures for internal auditing, and reviewing the Company's system of internal accounting controls.

The Audit Committee is comprised of George R. Jensen, Jr., Forest H. Anthony, Donald D. Kennedy (Chair) and Roger J. Knake. All Audit Committee members are independent Directors. During the fiscal year ended October 31, 2002, there two meetings of the Audit Committee. All of the members of the Audit Committee were present for each meeting.

                                    CUSTODIAN

First Union National Bank, N.A. located at 123 South Broad St., Philadelphia, PA 19109 serves as the Funds' custodian and holds the investments and other assets of the Funds. The Custodian is responsible for receiving and paying for securities purchased, delivering against payment securities sold, receiving and collecting income from investments, making all payments covering expenses of the Funds and performing other administrative duties, all as directed by persons authorized by the Funds. The Custodian does not exercise any supervisory function in such matters as the purchase and sale of portfolio securities, payment of dividends, or payment of expenses of the Funds. Portfolio securities of the Funds are maintained in the custody of the Custodian and may be entered in the Federal Reserve Book Entry System or the security depository system of The Depository Trust Company.

                             REGISTRATION STATEMENT

This SAI and the Prospectus do not contain all the information included in the Funds' registration statement filed with the Securities and Exchange Commission ("SEC") under the 1933 Act with respect to the securities offered hereby. The registration statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

Statements contained herein and in the Prospectus as to the contents of any contract or other documents are not necessarily complete, and, in each instance, are qualified by, and reference is made to the copy of such contract or other documents filed as exhibits to the registration statement.

                              FINANCIAL STATEMENTS

The Company's unaudited Semi-Annual Report, dated April 30, 2002, and most recent audited Annual Report to Shareholders, dated October 31, 2002, including the Report of Independent Accountants, are incorporated by reference into this SAI. The Semi-Annual and Annual Report may be obtained free of charge by calling 1-800-794-NOAH (6624) or by writing to the Fund at the address listed on the cover.

                       TAXES, DIVIDENDS AND CAPITAL GAINS

DISTRIBUTIONS OF NET INVESTMENT INCOME

Each Fund receives income generally in the form of dividends and interest on its investments. This income, less expenses incurred in the operation of the Fund, constitutes the Fund's net investment income from which dividends may be paid to you. If you are a taxable investor, any income dividends the Fund pays are taxable to you as ordinary income.

DISTRIBUTIONS OF CAPITAL GAINS

The Fund may realize capital gains and losses on the sale or other disposition of its portfolio securities. Distributions from net short-term capital gains are taxable to you as ordinary income. Distributions from net long-term capital gains are taxable to you as long-term capital gains, regardless of how long you have owned your shares in the Fund. Any net capital gains realized by the Fund generally are distributed once each year, and may be distributed more frequently, if necessary, to reduce or eliminate excise or income taxes on the Fund.

INFORMATION ON THE AMOUNT AND TAX CHARACTER OF DISTRIBUTIONS

The Fund will inform you of the amount of your income dividends and capital gain distributions at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not owned your Fund shares for a full year, the Fund may designate and distribute to you, as ordinary income or capital gains, a percentage of income that may not be equal to the actual amount of each type of income earned during the period of your investment in the Fund. Distributions declared in October, November or December but paid in January are taxable to you as if paid in December.

ELECTION TO BE TAXED AS A REGULATED INVESTMENT COMPANY

The Fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code ("Code"). It has qualified as a regulated investment company for its most recent fiscal year, and intends to continue to qualify during the current fiscal year. As a regulated investment company, the Fund generally pays no federal income tax on the income and gains it distributes to you. The Board of Directors reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines this course of action to be beneficial to shareholders. In that case, the Fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you would be taxed as ordinary income dividends to the extent of the Fund's earnings and profits.

EXCISE TAX DISTRIBUTION REQUIREMENTS

To avoid federal excise taxes, the Code requires the Fund to distribute to you by December 31 of each year, at a minimum, the following amounts:

o    98% of its taxable ordinary income earned during the calendar year;
o 98% of its capital gain net income earned during the twelve month period ending October 31; and
o    100% of any undistributed amounts from the prior year.

The Fund intends to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as received in December), but can give no assurances that its distributions will be sufficient to eliminate all taxes.

REDEMPTION OF FUND SHARES

Redemptions (including redemptions in kind) of Fund shares are taxable transactions for federal and state income tax purposes. If you redeem your Fund shares, the IRS requires you to report any gain or loss on your redemption. If you hold your shares as a capital asset, any gain or loss that you realize is a capital gain or loss and is long-term or short-term, generally depending on how long you have owned your shares.

REDEMPTIONS AT A LOSS WITHIN SIX MONTHS OF PURCHASE

Any loss incurred on the redemption of shares held for six months or less is treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by the Fund on those shares.

WASH SALES

All or a portion of any loss that you realize on the redemption of your Fund shares is disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules is added to your tax basis in the new shares.

U.S. GOVERNMENT SECURITIES

States grant tax-free status to dividends paid to shareholders from interest earned on certain U.S. government securities, subject in some states to minimum investment or reporting requirements that must be met by the Fund. Investments in Government National Mortgage Association or Federal National Mortgage
Association securities, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. government securities generally do not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

                ADDITIONAL PERFORMANCE INFORMATION FOR THE FUNDS

Total investment return is one recognized method of measuring mutual fund investment performance. The Fund may periodically advertise "average annual total return." The Fund's average annual total return is the rate of growth of the Fund that would be necessary to achieve the ending value of an investment kept in the Fund for the period specified.

AVERAGE ANNUAL TOTAL RETURN BEFORE TAXES. A Fund's average annual total return before taxes is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                P (1 + T)^n = ERV
Where:
P =   a hypothetical initial investment of $1,000.
T =   average annual total return.
n =   number of years.
ERV = ending redeemable value at the end of the applicable period of the hypothetical $1,000 investment made at the beginning of the applicable period.

The computation assumes that the maximum sales load is deducted from the initial $1,000 investment, all dividends and distributions are reinvested at the net asset value on the reinvestment dates, all recurring fees are included for applicable periods and that a complete redemption occurs at the end of the applicable period.

The performance of the Fund may be compared with the S&P 500(R) Index, an unmanaged index of 500 industrial, transportation, utility, and financial companies, widely regarded as representative of the equity market in general, but which does not ordinarily include all companies in which the Fund may invest and the NASDAQ Composite Index, an unmanaged index of the price of all domestic companies' common stocks quoted on the NASDAQ system, which may include companies in which the Fund invests. Unlike the returns of the Fund, the returns of the indices do not include the effect of paying the brokerage and other transaction costs that investors normally incur when investing directly in the stocks in those indices. The Fund's performance reflects actual investment experience, net of all operating expenses, which are paid from the Fund's gross investment income.

From time to time, in reports and promotional literature the Fund's total return performance may be compared to: (1) the Dow Jones Industrial Average so that you may compare that Fund's results with those of a group of unmanaged securities widely regarded by investors as representative of the U.S. stock market in general; (2) other groups of mutual funds tracked by: (A) Lipper Analytical Services, Inc.; Value Line Mutual Fund Survey, and Morningstar Mutual Funds, each of which is a widely-used independent research firm which ranks mutual funds by, among other things, overall performance, investment objectives, and asset size; (B) Forbes Magazine's Annual Mutual Funds Survey and Mutual Fund Honor Roll; or (C) other financial or business publications, such as The Wall Street Journal, Investors Business Daily, New York Times, Money Magazine, and Barron's, which provide similar information; (3) indices of stocks comparable to those in which the Fund invests; (4) the Consumer Price Index (measure for inflation) may be used to assess the real rate of return from an investment in the Fund; and (5) other government statistics such as GNP, may be used to illustrate investment attributes of the Fund or the general economic, business, investment, or financial environment in which the Fund operates.

In addition, the performance of the Fund may be compared to the Russell 2000 Index, the Wilshire 5000 Equity Index, and returns quoted by Ibbotson Associates. The Russell 2000 Index is a capitalization weighted index which measures total return (and includes in such calculation dividend income and price appreciation). The Russell 2000 is generally regarded as a measure of small capitalization performance. The Wilshire 5000 Equity Index is a broad measure of market performance and represents the total dollar value of all common stocks in the United States for which daily pricing information is available. This index is capitalization weighted and measures total return. The small company stock returns quoted by Ibbotson Associates are based upon the smallest quintile of the NYSE, as well as similar capitalization stocks on the American Stock Exchange and NASDAQ. This data base is also unmanaged and capitalization weighted.

The total returns for all indices used show the changes in prices for the stocks in each index. The performance data for the S&P 500(R) Index, the Russell 2000 Index, the Wilshire 5000 Equity Index and Ibbotson Associates also assumes reinvestment of all dividends paid by the stocks in each data base, while the NASDAQ Corporate Index does not assume the reinvestment of all dividends and capital gains. Tax consequences are not included in such illustration, nor are brokerage or other fees or expenses of investing reflected.

The NOAH FUND Large Cap Growth Portfolio's average annual total returns before taxes for the indicated periods ended October 31, 2002 were:

                                                        SINCE INCEPTION
                                                        ---------------
  ONE YEAR                    FIVE YEARS                 (May 17, 1996)
  --------                    ----------
  (16.87)%                     (1.90)%                       2.95%


AVERAGE ANNUAL TOTAL RETURN AFTER TAXES ON DISTRIBUTIONS. A Fund's average annual total return after taxes on distributions is computed by finding the average annual compounded rates of return over the periods of a Fund's operations that would equate the initial amount invested to the ending value, according to the following formula:

                                 P(1+T)^n = ATV
                                               D
Where:
P =    a hypothetical initial investment of $1,000.
T =    average annual total return (after taxes on distributions).
n =    number of years.
ATV  = ending value of a hypothetical $1,000 investment made at the beginning of
   D the stated periods at the end of the stated periods, after taxes on fund distributions but not after taxes on redemption.

The calculation assumes that the maximum sales load is deducted from the initial $1,000 investment and all distributions, less taxes due on the distributions, are reinvested at the sales price stated in the prospectus. The calculation includes all recurring fees charged to the account and assumes a complete redemption at the end of the stated period.

Taxes due on distributions are calculated by applying the highest individual marginal federal income tax rates in effect on the reinvestment date, using the rates that correspond to the tax character of each component of the distributions (e.g., the ordinary income rate for distributions of ordinary income and net short-term capital gains, and the long-term capital gain rate for distributions of net long-term capital gains). The taxable amount and tax character of a distribution may be adjusted to reflect any recharacterization of the distribution since its original date. Distributions are adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date; for example, no taxes are assumed to be due on the portion of any distribution that would not result in federal income tax on an individual (e.g., tax-exempt interest or non-taxable returns of capital). The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. Any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes) are disregarded, as are the effects of phaseouts of certain exemptions, deductions, and credits at various income levels, and the impact of the federal alternative minimum tax. Any redemptions of shares required to pay recurring fees charged to shareholder accounts are assumed to result in no additional taxes or tax credits.

The NOAH FUND Large Cap Growth Portfolio's average annual total returns after taxes on distributions for the indicated periods ended October 31, 2002 were:

                                                      SINCE INCEPTION
                                                      ---------------
ONE YEAR                    FIVE YEARS                 (May 17, 1996)
--------                    ----------
(16.87)%                     (2.28)%                       2.62%

AVERAGE ANNUAL TOTAL RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES. A Fund's average annual total return after taxes on distributions and sale of Fund shares is computed by finding the average annual compounded rates of return over the periods of the Fund's operations that would equate the initial amount invested to the ending value, according to the following formula:

                                 P(1+T)^n = ATV
                                               DR
                  Where:
P =     a hypothetical initial investment of $1,000.
T =     average   annual  total  return  (after  taxes  on   distributions   and
        redemptions).
n =     number of years.
ATV   = ending value of a hypothetical  $1,000  investment made at the beginning
   DR of the stated periods at the end of the stated periods, after taxes on fund distributions and redemption.

The calculation assumes that the maximum sales load is deducted from the initial $1,000 investment and all distributions, less taxes due on the distributions, are reinvested at the sales price stated in the prospectus. The calculation also includes all recurring fees charged to the account and assumes a complete redemption at the end of the stated period.

Taxes due on distributions are calculated by applying the highest individual marginal federal income tax rates in effect on the reinvestment date, using the rates that correspond to the tax character of each component of the distributions (e.g., the ordinary income rate for distributions of ordinary income and net short-term capital gains, and the long-term capital gain rate for distributions of net long-term capital gains). The taxable amount and tax character of a distribution may be adjusted to reflect any recharacterization of the distribution since its original date. Distributions are adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date; for example, no taxes are assumed to be due on the portion of any distribution that would not result in federal income tax on an individual (e.g., tax-exempt interest or non-taxable returns of capital). The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. Any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes) are disregarded, as are the effects of phaseouts of certain exemptions, deductions, and credits at various income levels, and the impact of the federal alternative minimum tax. Any redemptions of shares required to pay recurring fees charged to shareholder accounts are assumed to result in no additional taxes or tax credits.

The capital gain or loss upon redemption is calculated by subtracting the tax basis from the redemption proceeds, after deducting any nonrecurring charges assessed at the end of the period, subtracting capital gains taxes resulting from the redemption, or adding the tax benefit from capital losses resulting from the redemption. In determining the basis for a reinvested distribution, the distribution is included net of taxes assumed paid from the distribution, but not net of sales loads, if any, imposed upon reinvestment. Tax basis is adjusted for any distributions representing returns of capital and any other tax basis adjustments that would apply to an individual taxpayer, as permitted by applicable federal law. The amount and character (e.g., short-term or long-term) of capital gain or loss upon redemption is separately determined for shares acquired through the initial investment and each subsequent purchase through reinvested distributions. Shares acquired through reinvestment of distributions are not assumed to have the same holding period as the initial investment. The tax character of such reinvestments is determined by the length of the period between reinvestment and the end of the measurement period in the case of reinvested distributions. Capital gains taxes (or the benefit resulting from tax losses) is calculated using the highest federal individual capital gains tax rate for gains of the appropriate character in effect on the redemption date and in accordance with federal law applicable on the redemption date. Shareholders are assumed to have sufficient capital gains of the same character from other investments to offset any capital losses from the redemption, so that the taxpayer may deduct the capital losses in full.

The NOAH FUND Large Cap Growth Portfolio's average annual total returns after taxes on distribution and sale of fund shares for the indicated periods ended October 31, 2002 were:

                                                      SINCE INCEPTION
                                                      ---------------
ONE YEAR                    FIVE YEARS                 (May 17, 1996)
--------                    ----------
(16.22)%                     (2.17)%                       2.62%

The performance of a Fund may be compared in various financial and news publications to the performance of various indices and investments for which reliable performance data is available. The performance of a Fund may be compared in publications to averages, performance rankings, or other information prepared by nationally recognized mutual fund ranking and statistical services. As with other performance data, performance comparisons should not be considered representative of a Fund's relative performance for any future period.

YIELD QUOTATION. In the future, a Fund may elect to advertise performance data that shows a Fund's yield. The "yield" refers to income generated by an investment in a Fund over a thirty-day period. This income is then "annualized." That is, the amount of income generated by the investment during that month is assumed to be generated each month over a 12-month period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the monthly income earned by an investment in a Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment.

COMPUTATION OF YIELD. A Fund computes yield based on a 30-day (or one month) period ended on the date of the most recent balance sheet included in the registration statement, computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                          YIELD = 2[(a-b/cd + 1)^6 - 1]

Where:
a =  dividends and interest earned during the period.
b =  expenses accrued for the period (net of reimbursements).
c = the average daily number of shares outstanding during the period that were entitled to dividends.
d =  the maximum offering price per share on the last day of the period.

Actual future yields will depend on the type, quality, and maturities of the investments held by a Fund, changes in interest rates on investments, and a Fund's expenses during the period.

                               GENERAL INFORMATION

Total return for a Fund may be calculated on an average annual total return basis or an aggregate total return basis. Average annual total return reflects the average annual percentage change in value of an investment over the measuring period. Aggregate total return reflects the total percentage change in value of an investment over the measuring period. Both measures assume the reinvestment of dividends and distributions.

Total return of a Fund may be compared to those of mutual funds with similar investment objectives and to bond, stock or other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor mutual fund performance.

                              SHAREHOLDER MEETINGS

Shareholder meetings will not be held unless required by Federal or State law. However, the directors of The Noah Investment Group, Inc. will promptly call a meeting of shareholders for the purpose of acting upon questions of removal of a director or directors, when requested in writing to do so by the record holders of not less than 10% of the outstanding shares.

                                 CODE OF ETHICS

The Company, Advisor, Sub-Advisors, and Distributor have each adopted a code of ethics, as required by Rule 17j-1 of the 1940 Act. Under each code of ethics, persons who are designated as access persons may engage in personal securities transactions, including transactions involving securities that may be purchased or sold by the Fund, subject to certain general restrictions and procedures. The codes of ethics are on file with the Securities and Exchange Commission.

                                     PART C

Item 23.

Exhibit No.    Description of Exhibit
-----------    ----------------------

(a)            Articles of Amendment and Restatement of Charter (See Note 1)

(a)(1)         Articles of Amendment (See Note 1)

(a)(2)         Form of  Articles  Supplementary  filed on October  15, 2001 (See
               Note 4)

(a)(3)         Form of Articles of Amendment  filed on August 16, 2002 (See Note
               5)

(a)(4)         Form of Articles Supplementary filed on August 16, 2002 (See Note
               5)

(b)            Bylaws (See Note 1)

(c)            Instruments Defining Rights of Security Holders.

               See Article VII of the Registrant's Articles of Amendment and Restatement of Charter.

               See  also,   Article  II,  "Meetings  of  Stockholders,"  of  the
               Registrant's By-Laws.

(d)            Management  Agreement with Polestar  Management for the NOAH Fund
               (See Note 1)

(d)(1) Form of Amendment No. 1 to the Management Agreement with Polestar Management for the NOAH Fund (See Note 6)

(d)(2) Form of Amendment No. 2 to the Management Agreement with Polestar Management for the NOAH Fund (See Note 6)

(d)(3) Form of Sub-Investment Advisory Agreement with Philadelphia Investment Management Group for NOAH FUND Select Value Equity Portfolio and NOAH FUND Select Value Equity & Income Portfolio (See Note 5)

(d)(4) Form of Sub-Investment Advisory Agreement with Lasure Capital Management for NOAH FUND Global Precious Metals Portfolio (See
               Note 5)

(d)(5) Form of Sub-Investment Advisory Agreement with Philadelphia Investment Management Group for NOAH FUND Fixed Income Portfolio (See Note 5)

(d)(6) Form of Sub-Investment Advisory Agreement with Geewax, Terker & Company for NOAH FUND 4 Kids Portfolio (See Note 5)

(d)(7) Form of Sub-Investment Advisory Agreement with Geewax, Terker & Company for the NOAH Fund (See Note 2)

(d)(8) Form of Investment Management Agreement with Polestar Management for NOAH FUND Select Value Equity Portfolio, NOAH FUND Select Value Equity & Income Portfolio, NOAH FUND Global Precious Metals Portfolio, NOAH FUND Fixed Income Portfolio and NOAH FUND 4 Kids Portfolio (See Note 5)

(e)            Form   of   Underwriting   Agreement   with   Citco-Quaker   Fund
               Distributors, Inc. (See Note 3)

(f)            Not Applicable.

(g)            Form of Custody Agreement (See Note 2)

(h) Form of Administrative Service Agreement with Citco-Quaker Fund Services, Inc. (See Note 3)

(i)(1) Opinion of Counsel as to the legality of the securities being registered, including their consent to the filing thereof and as to the use of their names in the Prospectus (See Note 1)

(i)(2)         Opinion of Counsel regarding all series (See Note 5)

(j)            Consent of Sanville & Company,  CPAs, Inc.,  independent auditors
               (See Note 6)

(k)            Not Applicable

(l)            Subscription Letter (See Note 2)

(m)            Plan of Distribution (Rule 12b-1) for the NOAH FUND (See Note 6)

(m)(1) Form of Amendment No. 1 to the Plan of Distribution (Rule 12b-1) for the NOAH FUND (See Note 6)

(m)(2) Form of Plan of Distribution (Rule 12b-1) for NOAH FUND Select Value Equity Portfolio, NOAH FUND Select Value Equity & Income Portfolio, NOAH FUND Global Precious Metals Portfolio, NOAH FUND Fixed Income Portfolio and NOAH FUND 4 Kids Portfolio (See Note
               5)

(n)            Rule 18f-3 Plan (See Note 1)

(o)            Reserved

(p)            Form of Code of Ethics for The Noah Investment  Group,  Inc. (See
               Note 3)

(p)(1)         Form of Code of Ethics for Polestar  Management Company (See Note
               3)

(p)(2)         Form of Code of Ethics for Geewax, Terker & Company (See Note 5)

(p)(3)         Form of Code of Ethics for Lasure Capital Management (See Note 5)

(p)(4) Form of Code of Ethics for the Philadelphia Investment Management Group (See Note 5)

(p)(5)         Code of Ethics for Citco-Quaker Fund Distributors, Inc. (See Note
               6)

Notes to Exhibits:

(1) Filed with the Securities and Exchange Commission as an Exhibit to Pre-Effective Amendment No. 2 to the Registrant's Registration Statement
     (Reg. No. 033-69798 ) filed on April 16, 1996, and incorporated herein by reference.

(2) Filed with the Securities and Exchange Commission as an Exhibit to Post-Effective Amendment No. 2 to the Registrant's Registration Statement (Reg. No. 033-69798) filed on December 31, 1997.

(3) Filed with the Securities and Exchange Commission as an Exhibit to Post-Effective Amendment No. 8 to the Registrant's Registration Statement (Reg. No. 033-69798) filed on March 1, 2002

(4) Filed with the Securities and Exchange Commission as an Exhibit to Post-Effective Amendment No. 9 to the Registrant's Registration Statement (Reg. No. 033-69798) filed on May 28, 2002

(5) Filed with the Securities and Exchange Commission as an Exhibit to Post-Effective Amendment No. 10 to the Registrant's Registration Statement (Reg. No. 033-69798) filed on November 27, 2002

(6)  Filed herewith.

Item 24. Persons Controlled by or Under Common Control With Registrant
----------------------------------------------------------------------

Not Applicable.

Item 25. Indemnification
------------------------

(a) General. The Articles of Amendment and Restatement of Charter (the "Articles") of the Corporation provide that to the fullest extent permitted by Maryland and federal statutory and decisional law, as amended or interpreted, no director or officer of this Corporation shall be personally liable to the Corporation or the holders of Shares for money damages for breach of fiduciary duty as a director and each director and officer shall be indemnified by the Corporation; provided, however, that nothing herein shall be deemed to protect any director or officer of the Corporation against any liability to the Corporation or the holders of Shares to which such director or officer would otherwise be subject by reason of breach of the director's or officer's duty of loyalty to the Corporation or its stockholders, for acts or omissions not in good faith or which involved intentional misconduct or a knowing violation of law or for any transaction from which the director derived any improper personal benefit. The By-Laws of the Corporation provide that the Corporation shall indemnify any individual who is a present or former director or officer of the Corporation and who, by reason of his or her position was, is or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (hereinafter collectively referred to as a "Proceeding") against judgments, penalties, fines, settlements and reasonable expenses actually incurred by such director or officer in connection with such Proceeding, to the fullest extent that such indemnification may be lawful under Maryland law.

(b) Disabling Conduct. The By-Laws provide that nothing therein shall be deemed to protect any director or officer against any liability to the Corporation or its shareholders to which such director or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office (such conduct hereinafter referred to as "Disabling Conduct").

The By-Laws provide that no indemnification of a director or officer may be made unless: (1) there is a final decision on the merits by a court or other body before whom the Proceeding was brought that the director or officer to be indemnified was not liable by reason of Disabling Conduct; or (2) in the absence of such a decision, there is a reasonable determination, based upon a review of the facts, that the director or officer to be indemnified was not liable by reason of Disabling Conduct, which determination shall be made by: (i) the vote of a majority of a quorum of directors who are neither "interested persons" of the Corporation as defined in Section 2(a)(19) of the Investment Company Act of 1940, nor parties to the Proceeding; or (ii) an independent legal counsel in a written opinion.

(c) Standard of Conduct. Under Maryland law, the Corporation may not indemnify any director if it is proved that: (1) the act or omission of the director was material to the cause of action adjudicated in the Proceeding and (i) was committed in bad faith or (ii) was the result of active and deliberate dishonesty; or (2) the director actually received an improper personal benefit; or (3) in the case of a criminal proceeding, the director had reasonable cause to believe that the act or omission was unlawful. No indemnification may be made under Maryland law unless authorized for a specific proceeding after a determination has been made, in accordance with Maryland law, that indemnification is permissible in the circumstances because the requisite standard of conduct has been met.

(d) Required Indemnification. Maryland law requires that a director or officer who is successful, on the merits or otherwise, in the defense of any Proceeding shall be indemnified against reasonable expenses incurred by the director or officer in connection with the Proceeding. In addition, under Maryland law, a court of appropriate jurisdiction may order indemnification under certain circumstances.

(e) Advance Payment. The By-Laws provide that the Corporation may pay any reasonable expenses so incurred by any director or officer in defending a Proceeding in advance of the final disposition thereof to the fullest extent permissible under Maryland law. In accordance with the By-Laws, such advance payment of expenses shall be made only upon the undertaking by such director or officer to repay the advance unless it is ultimately determined that such director or officer is entitled to indemnification, and only if one of the following conditions is met: (1) the director or officer to be indemnified provides a security for his undertaking; (2) the Corporation shall be insured against losses arising by reason of any lawful advances; or (3) there is a determination, based on a review of readily available facts, that there is reason to believe that the director or officer to be indemnified ultimately will be entitled to indemnification, which determination shall be made by: (i) a majority of a quorum of directors who are neither "interested persons" of the Corporation, as defined in Section 2(a)(19) of the Investment Company Act of 1940, nor parties to the Proceeding; or (ii) an independent legal counsel in a written opinion.

(f) Insurance. The By-Laws provide that, to the fullest extent permitted by Maryland law and Section 17(h) of the Investment Company Act of 1940, the Corporation may purchase and maintain insurance on behalf of any officer or director of the Corporation, against any liability asserted against him or her and incurred by him or her in and arising out of his or her position, whether or not the Corporation would have the power to indemnify him or her against such liability.

Item 26. Business and Other Connections of Investment Adviser
-------------------------------------------------------------

Polestar Management Company serves as the investment adviser for the Registrant. The business and other connections of Polestar Management Company are set forth in the Uniform Application for Investment Adviser Registration ("Form ADV") of Polestar Management Company as currently filed with the SEC (File No. 801-44955) which is incorporated by reference herein.

Geewax, Terker & Co., serves as the sub-investment adviser to the NOAH FUND Large-Cap Growth Portfolio and the NOAH FUND 4 Kids Portfolio. The business and other connections of Geewax, Terker & Co. are set forth in the Form ADV of Geewax, Terker & Co. as currently filed with the SEC (File No. 801-16965) which is incorporated by reference herein.

Philadelphia Investment Management Group serves as the sub-investment adviser to the NOAH FUND Select Value Equity Portfolio, the NOAH FUND Select Value Equity & Income Portfolio and the NOAH FUND Fixed Income Portfolio. The business and other connections of Philadelphia Investment Management Group are set forth in the Form ADV of Philadelphia Investment Management Group as currently filed with the SEC (File No. 801-26332) which is incorporated by reference herein.

Lasure Capital Management, Ltd., serves as the sub-investment adviser to the NOAH FUND Global Precious Metals Portfolio. The business and other connections of Lasure Capital Management, Ltd. are set forth in the Form ADV of Lasure Capital Management, Ltd. as currently filed with the SEC (File No. 801-61419) which is incorporated by reference herein.

Item 27. Principal Underwriter
------------------------------

(a) Citco-Quaker Fund Distributors, Inc. ("CQFD") is underwriter and distributor for Registrant. As such, CQFD offers shares of the Funds only upon orders received therefor. The Trust continuously offers shares. CQFD also serves as underwriter or distributor for the following investment companies which are not affiliated with Registrant: The HomeState Group of Funds, Quaker Investment Trust, Henssler Funds, Inc., The Penn Street Fund, Inc., and IPS Funds.

(b)  Information relating to each director, officer or partner of CQFD:

                                       POSITIONS AND OFFICES WITH     POSITIONS AND OFFICES WITH
                                       --------------------------     --------------------------
NAME AND PRINCIPAL BUSINESS ADDRESS            UNDERWRITER                   THE REGISTRANT
-----------------------------------            -----------                   --------------
Jeffry H. King, Sr.                      Chairman of the Board,                   None
1288 Valley Forge Road, Suite 76         Secretary and Director
Valley Forge, PA  19482

David D. Jones                                  President                 Assistant Secretary
1288 Valley Forge Road, Suite 88
Valley Forge, PA  19482

John Lukan                               Treasurer and Director                   None
1288 Valley Forge Road, Suite 76
Valley Forge, PA  19482

William Keunen                                  Director                          None
1288 Valley Forge Road, Suite 88
Valley Forge, PA  19482

Jay Peller                                      Director                          None
1288 Valley Forge Road, Suite 88
Valley Forge, PA  19482

(c)  Not Applicable.

Item 28. Location of Accounts and Records
-----------------------------------------

The books and records of the Fund, other than the accounting and transfer agency (including dividend disbursing) records, are maintained by the Fund at 975 Delchester Road, Newtown Square, PA 19073. The Fund's accounting and transfer agency records are maintained at Citco-Quaker Fund Services, Inc., 1288 Valley Forge Road, Suite 88, Valley Forge, PA 19482.

Item 29. Management Services
----------------------------

There are no management service contracts not described in Part A or Part B of Form N-1A.

Item 30. Undertakings
---------------------

Not Applicable

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended ("1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 11 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Wayne, Commonwealth of Pennsylvania, on the 28th day of February 2003.

                           THE NOAH INVESTMENT GROUP, INC.


                           By /s/ William L. Van Alen, Jr.
                              ---------------------------------
                           Name:  WILLIAM L. VAN ALEN, JR.
                           Title:  President

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

NAME                                TITLE              DATE

/s/ William L. Van Alen, Jr.        Director           February 28, 2003
------------------------------      President
WILLIAM L. VAN ALEN, JR.            & Treasurer


/s/ Forrest H. Anthony              Director           February 28, 2003
-----------------------------
FORREST H. ANTHONY

/s/ Martin V. Miller                Director           February 28, 2003
-----------------------------
MARTIN V. MILLER

/s/ Roger J. Knake                  Director           February 28, 2003
-----------------------------
ROGER J. KNAKE

/s/ George R. Jensen, Jr.           Director           February 28, 2003
-----------------------------
GEORGE R. JENSEN, JR.

/s/ Donald D. Kennedy               Director           February 28, 2003
-----------------------------
DONALD D. KENNEDY

The above persons signing as Directors are all of the members of the Company's Board of Directors.

                                  EXHIBIT INDEX

                  EXHIBITS                                          EXHIBIT NO.

Consent of Sanville & Company, CPAs, Inc., independent
auditors                                                              EX-99.j

Form of Amendment No. 1 to the Management Agreement with
Polestar Management for the NOAH Fund                                EX-99.d(1)

Form of Amendment No. 2 to the Management Agreement with
Polestar Management for the NOAH Fund                                EX-99.d(2)

Plan of Distribution (Rule 12b-1) for the NOAH Fund
                                                                      EX-99.m

Form of Amendment No. 1 to the Plan of Distribution (Rule
12b-1) for the NOAH FUND                                             EX-99.m(1)

Code of Ethics for Citco-Quaker Fund Distributors, Inc.              EX-99.p(5)